Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
September 30, 2024
VEMI-NPRT3-1124
1.9887319.106
Common Stocks - 97.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (b)	43,888	125,081
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	3,950	65,215
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A	7,114	150,176
Liberty Global Ltd Class C (b)	7,573	163,653

TOTAL BELGIUM		313,829
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp	2,786	25,631
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	2,263	616,441
TOTAL BERMUDA		642,072
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	1,065	62,036
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	3,143	3,089
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	1,715	15,950
TOTAL CANADA		81,075
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	5,934	23,677
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	2,469	43,973
Paper & Forest Products - 0.0%
Mercer International Inc	1,669	11,299
TOTAL GERMANY		55,272
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	20,401	82,216
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	1,847	33,431
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	1,651	27,621
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	742	60,785
TOTAL IRELAND		121,837
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	3,211	43,991
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	3,083	71,834
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	1,958	139,605
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	1,880	9,268
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	727	9,393
PUERTO RICO - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (c)	3,261	31,240
Liberty Latin America Ltd Class C (c)	3,299	31,308
		62,548
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	7,125	150,836
Ofg Bancorp	2,003	89,975
Popular Inc	3,097	310,536
		551,347
Financial Services - 0.0%
EVERTEC Inc	2,731	92,554
TOTAL FINANCIALS		643,901

TOTAL PUERTO RICO		706,449
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (c)(d)	1,785	1,320
Scilex Holding Co (b)(c)	4,477	4,139
		5,459
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	2,381	107,455
TOTAL SINGAPORE		112,914
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	3,104	289,820
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (c)	4,014	57,561
TOTAL SWEDEN		347,381
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)(c)	5,430	44,417
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	3,653	171,618
TOTAL SWITZERLAND		216,035
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (c)	1,548	366,009
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	1,492	7,609
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	18,447	483,865
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	1,094	14,167
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	17,966	478,435
TOTAL UNITED KINGDOM		984,076
UNITED STATES - 96.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.5%
Anterix Inc (c)	824	31,032
AST SpaceMobile Inc Class A (b)(c)	6,002	156,952
Atn International Inc	475	15,361
Bandwidth Inc Class A (c)	1,063	18,613
Cogent Communications Holdings Inc	1,824	138,478
Consolidated Communications Holdings Inc (c)	3,359	15,586
Frontier Communications Parent Inc (b)(c)	9,577	340,271
Globalstar Inc (b)(c)	31,124	38,594
IDT Corp Class B	891	34,009
Iridium Communications Inc	5,238	159,497
Lumen Technologies Inc (c)	43,465	308,602
Shenandoah Telecommunications Co	2,090	29,490
		1,286,485
Entertainment - 0.9%
AMC Entertainment Holdings Inc Class A (b)(c)	15,762	71,717
Atlanta Braves Holdings Inc Class A (c)	521	21,960
Atlanta Braves Holdings Inc Class C (c)	1,615	64,277
Cinemark Holdings Inc (c)	4,601	128,092
Endeavor Group Holdings Inc Class A (b)	7,954	227,166
Eventbrite Inc Class A (c)	3,155	8,613
Lions Gate Entertainment Corp Class A (b)(c)	2,979	23,325
Lions Gate Entertainment Corp Class B (c)	5,341	36,960
Live Nation Entertainment Inc (c)	6,096	667,451
Madison Square Garden Entertainment Corp Class A (c)	1,784	75,874
Madison Square Garden Sports Corp Class A (c)	718	149,531
Marcus Corp/The	1,043	15,718
Playtika Holding Corp	3,115	24,671
Roku Inc Class A (c)	5,433	405,628
Skillz Inc Class A (c)	429	2,410
Sphere Entertainment Co Class A (c)	1,134	50,100
TKO Group Holdings Inc Class A	2,522	311,997
Vivid Seats Inc Class A (b)(c)	2,525	9,343
Warner Music Group Corp Class A (b)	6,076	190,179
		2,485,012
Interactive Media & Services - 0.5%
Angi Inc Class A (c)	3,920	10,114
Bumble Inc Class A (c)	3,889	24,812
Cargurus Inc Class A (c)	3,347	100,510
Cars.com Inc (c)	2,695	45,168
EverQuote Inc Class A (c)	898	18,939
fuboTV Inc (c)	12,172	17,284
IAC Inc Class A (c)	2,999	161,406
Match Group Inc (c)	11,372	430,317
MediaAlpha Inc Class A (c)	1,131	20,482
Nextdoor Holdings Inc Class A (c)	7,431	18,429
QuinStreet Inc (c)	2,233	42,717
Rumble Inc Class A (b)(c)	3,577	19,173
Shutterstock Inc (b)	998	35,299
TripAdvisor Inc Class A (c)	4,684	67,871
Vimeo Inc Class A (c)	6,823	34,456
Yelp Inc Class A (c)	2,908	102,013
Ziff Davis Inc (c)	1,961	95,422
ZipRecruiter Inc Class A (c)	3,275	31,113
ZoomInfo Technologies Inc (c)	12,094	124,810
		1,400,335
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	3,931	13,483
Altice USA Inc Class A (c)	10,359	25,483
AMC Networks Inc Class A (b)(c)	1,251	10,871
Boston Omaha Corp (c)	893	13,279
Cable One Inc (b)	193	67,509
Cardlytics Inc (b)(c)	1,919	6,141
Clear Channel Outdoor Holdings Inc (c)	15,798	25,277
EchoStar Corp Class A (c)	5,204	129,163
Entravision Communications Corp Class A	2,436	5,043
EW Scripps Co/The Class A (c)	2,218	4,979
Gannett Co Inc (c)	6,121	34,400
Gray Television Inc	3,397	18,208
iHeartMedia Inc Class A (c)	3,712	6,867
Integral Ad Science Holding Corp (c)	2,959	31,987
John Wiley & Sons Inc Class A	1,822	87,912
Liberty Broadband Corp Class A (c)	994	76,359
Liberty Broadband Corp Class C (c)	4,495	347,419
Magnite Inc (c)	5,225	72,366
National CineMedia Inc (b)(c)	4,248	29,948
New York Times Co/The Class A	7,010	390,247
News Corp Class A	16,144	429,915
News Corp Class B	4,992	139,526
Nexstar Media Group Inc	1,337	221,073
Paramount Global Class A (b)	643	14,056
Paramount Global Class B (b)	20,643	219,229
PubMatic Inc Class A (c)	1,837	27,316
Scholastic Corp	1,082	34,635
Sinclair Inc Class A (b)	1,761	26,943
Sirius XM Holdings Inc (b)	2,768	65,463
Stagwell Inc Class A (b)(c)	4,528	31,787
TechTarget Inc (c)	1,103	26,968
TEGNA Inc	7,210	113,774
Thryv Holdings Inc (c)	1,348	23,226
WideOpenWest Inc (c)	1,849	9,707
		2,780,559
Wireless Telecommunication Services - 0.1%
Gogo Inc (c)	2,805	20,140
NII Holdings Inc (c)(e)	1,280	0
Spok Holdings Inc	823	12,394
Telephone and Data Systems Inc	4,189	97,395
United States Cellular Corp (c)	599	32,735
		162,664
TOTAL COMMUNICATION SERVICES		8,115,055

Consumer Discretionary - 12.4%
Automobile Components - 0.9%
Adient PLC (c)	3,800	85,766
American Axle & Manufacturing Holdings Inc (c)	4,955	30,622
BorgWarner Inc	9,758	354,118
Cooper-Standard Holdings Inc (c)	690	9,570
Dana Inc	5,608	59,220
Dorman Products Inc (c)	1,204	136,196
Fox Factory Holding Corp (c)	1,785	74,078
Gentex Corp	9,916	294,406
Gentherm Inc (c)	1,373	63,913
Goodyear Tire & Rubber Co/The (c)	12,126	107,315
Holley Inc Class A (c)	2,049	6,045
LCI Industries	1,079	130,063
Lear Corp	2,435	265,780
Luminar Technologies Inc Class A (b)(c)	12,178	10,957
Modine Manufacturing Co (c)	2,236	296,918
Patrick Industries Inc	898	127,848
Phinia Inc	1,941	89,344
QuantumScape Corp Class A (b)(c)	15,257	87,728
Solid Power Inc (b)(c)	4,632	6,253
Standard Motor Products Inc	803	26,660
Stoneridge Inc (c)	1,115	12,477
Visteon Corp (c)	1,175	111,907
XPEL Inc (c)(f)	898	38,946
		2,426,130
Automobiles - 0.3%
Canoo Inc Class A (b)(c)	2,485	2,444
Harley-Davidson Inc	5,243	202,013
Lucid Group Inc Class A (b)(c)	38,738	136,745
Rivian Automotive Inc Class A (b)(c)	30,030	336,937
Thor Industries Inc	2,287	251,318
Winnebago Industries Inc	1,255	72,928
		1,002,385
Broadline Retail - 0.3%
ContextLogic Inc Class A (b)(c)	939	5,117
Dillard's Inc Class A (b)	150	57,554
Etsy Inc (c)	5,008	278,094
Groupon Inc (b)(c)	1,020	9,976
Kohl's Corp	4,696	99,086
Macy's Inc	11,812	185,330
Nordstrom Inc	4,143	93,176
Ollie's Bargain Outlet Holdings Inc (c)	2,626	255,247
Qurate Retail Inc Class A (c)	14,204	8,666
		992,246
Distributors - 0.0%
A-Mark Precious Metals Inc	739	32,634
Diversified Consumer Services - 1.1%
ADT Inc	11,558	83,564
Adtalem Global Education Inc (c)	1,625	122,655
Allurion Technologies Inc (b)(c)	1,427	874
Bright Horizons Family Solutions Inc (c)	2,484	348,083
Carriage Services Inc	556	18,253
Chegg Inc (c)	4,144	7,335
Coursera Inc (c)	4,629	36,754
Duolingo Inc Class A (c)	1,584	446,720
European Wax Center Inc Class A (c)	1,555	10,574
Frontdoor Inc (c)	3,340	160,287
Graham Holdings Co Class B	148	121,615
Grand Canyon Education Inc (c)	1,260	178,731
H&R Block Inc	5,974	379,648
Laureate Education Inc	5,709	94,826
Mister Car Wash Inc (c)	3,791	24,679
Nerdy Inc Class A (c)	2,685	2,640
Perdoceo Education Corp	2,853	63,451
Service Corp International/US	6,233	491,971
Strategic Education Inc	929	85,979
Stride Inc (c)	1,725	147,160
Udemy Inc (c)	3,742	27,840
Universal Technical Institute Inc (c)	1,633	26,553
WW International Inc (b)(c)	3,327	2,920
		2,883,112
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment Inc Class A (c)	2,478	28,794
Aramark	11,251	435,751
Bally's Corp (b)(c)	1,155	19,924
BJ's Restaurants Inc (c)	988	32,169
Bloomin' Brands Inc	3,667	60,616
Bowlero Corp Class A (b)	1,620	19,019
Boyd Gaming Corp	2,883	186,386
Brinker International Inc (c)	1,916	146,631
Caesars Entertainment Inc (c)	9,267	386,805
Cheesecake Factory Inc/The (b)	2,002	81,181
Choice Hotels International Inc (b)	1,029	134,079
Churchill Downs Inc	2,863	387,106
Chuy's Holdings Inc (c)	755	28,237
Cracker Barrel Old Country Store Inc (b)	926	41,994
Dave & Buster's Entertainment Inc (c)	1,364	46,444
Denny's Corp (c)	2,073	13,371
Dine Brands Global Inc	611	19,082
Dutch Bros Inc Class A (c)	3,695	118,351
El Pollo Loco Holdings Inc (c)	1,184	16,221
Everi Holdings Inc (c)	3,642	47,856
First Watch Restaurant Group Inc (c)	997	15,553
Golden Entertainment Inc	916	29,120
Hilton Grand Vacations Inc (c)	2,908	105,619
Hyatt Hotels Corp Class A	1,934	294,355
Jack in the Box Inc	801	37,279
Krispy Kreme Inc (b)	3,552	38,148
Kura Sushi USA Inc Class A (b)(c)	229	18,448
Life Time Group Holdings Inc (c)	2,595	63,370
Light & Wonder Inc Class A (c)	3,860	350,218
Lindblad Expeditions Holdings Inc (c)	1,519	14,051
Marriott Vacations Worldwide Corp	1,398	102,725
Monarch Casino & Resort Inc	576	45,660
Norwegian Cruise Line Holdings Ltd (c)	18,364	376,646
Papa John's International Inc	1,421	76,549
Penn Entertainment Inc (c)	6,335	119,478
Planet Fitness Inc Class A (c)	3,740	303,763
Playa Hotels & Resorts NV (c)	4,387	33,999
PlayAGS Inc (c)	1,790	20,388
Portillo's Inc Class A (b)(c)	2,346	31,601
Potbelly Corp (c)	974	8,122
Rci Hospitality Holdings Inc	353	15,726
Red Robin Gourmet Burgers Inc (c)	539	2,376
Red Rock Resorts Inc Class A	2,106	114,651
Rush Street Interactive Inc Class A (c)	3,091	33,537
Sabre Corp (c)	16,082	59,021
Shake Shack Inc Class A (c)	1,618	166,994
Six Flags Entertainment Corp	3,999	161,200
Sweetgreen Inc Class A (c)	3,979	141,056
Target Hospitality Corp (c)	1,264	9,833
Texas Roadhouse Inc	2,857	504,546
Travel + Leisure Co	3,065	141,235
United Parks & Resorts Inc (b)(c)	1,494	75,596
Vail Resorts Inc	1,624	283,047
Wendy's Co/The	7,030	123,166
Wingstop Inc	1,256	522,596
Wyndham Hotels & Resorts Inc	3,449	269,505
Wynn Resorts Ltd	4,028	386,205
Xponential Fitness Inc Class A (c)	1,133	14,049
		7,359,448
Household Durables - 2.1%
Beazer Homes USA Inc (c)	1,188	40,594
Cavco Industries Inc (c)	336	143,889
Century Communities Inc	1,203	123,885
Champion Homes Inc (c)	2,305	218,629
Cricut Inc Class A	1,963	13,604
Dream Finders Homes Inc Class A (b)(c)	1,025	37,115
Ethan Allen Interiors Inc	975	31,093
Gopro Inc Class A (c)	4,716	6,413
Green Brick Partners Inc (c)	1,068	89,199
Helen of Troy Ltd (c)	1,022	63,211
Hovnanian Enterprises Inc Class A (c)	202	41,283
Installed Building Products Inc	1,006	247,748
iRobot Corp (b)(c)	1,159	10,072
KB Home	3,150	269,924
La-Z-Boy Inc	1,810	77,703
Landsea Homes Corp Class A (c)	450	5,557
Legacy Housing Corp (c)	289	7,904
Leggett & Platt Inc	5,750	78,315
LGI Homes Inc (c)	872	103,349
Lovesac Co/The (c)	593	16,989
M/I Homes Inc (c)	1,190	203,918
Meritage Homes Corp	1,557	319,294
Mohawk Industries Inc (c)	2,270	364,744
Newell Brands Inc	16,523	126,897
Purple Innovation Inc Class A (c)	1,868	1,846
SharkNinja Inc (c)	2,094	227,639
Sonos Inc (c)	5,317	65,346
Taylor Morrison Home Corp (c)	4,538	318,840
Tempur Sealy International Inc	7,443	406,388
Toll Brothers Inc	4,459	688,871
TopBuild Corp (c)	1,355	551,228
Tri Pointe Homes Inc (c)	4,086	185,137
Vizio Holding Corp Class A (b)(c)	4,385	48,980
Whirlpool Corp	2,341	250,487
Worthington Enterprises Inc	1,335	55,336
ZAGG Inc rights (c)(e)	548	0
		5,441,427
Leisure Products - 0.7%
Acushnet Holdings Corp (b)	1,243	79,241
AMMO Inc (c)	3,887	5,558
Brunswick Corp/DE	2,900	243,078
Clarus Corp	1,050	4,725
Funko Inc Class A (c)	1,685	20,591
Hasbro Inc	5,601	405,064
JAKKS Pacific Inc (c)	385	9,825
Johnson Outdoors Inc Class A	315	11,403
Malibu Boats Inc Class A (c)	869	33,726
MasterCraft Boat Holdings Inc (c)	580	10,562
Mattel Inc (c)	14,754	281,064
Peloton Interactive Inc Class A (b)(c)	15,348	71,829
Polaris Inc	2,282	189,954
Smith & Wesson Brands Inc	1,962	25,467
Sturm Ruger & Co Inc	761	31,718
Topgolf Callaway Brands Corp (c)	6,009	65,979
Vista Outdoor Inc (c)	2,506	98,185
YETI Holdings Inc (c)	3,677	150,867
		1,738,836
Specialty Retail - 2.9%
1-800-Flowers.com Inc Class A (c)	1,111	8,810
Aaron's Co Inc/The	1,413	14,059
Abercrombie & Fitch Co Class A (c)	2,189	306,241
Academy Sports & Outdoors Inc	3,163	184,593
Advance Auto Parts Inc	2,527	98,528
America's Car-Mart Inc/TX (c)	270	11,318
American Eagle Outfitters Inc	7,953	178,068
Arhaus Inc Class A (b)	1,752	21,567
Arko Corp	2,902	20,372
Asbury Automotive Group Inc (c)	866	206,619
AutoNation Inc (c)	1,055	188,761
Bath & Body Works Inc	9,583	305,889
Beyond Inc (b)(c)	1,994	20,100
Boot Barn Holdings Inc (c)	1,302	217,799
Buckle Inc/The	1,290	56,721
Build-A-Bear Workshop Inc	504	17,322
Caleres Inc	1,381	45,642
Camping World Holdings Inc Class A	1,774	42,966
Carparts Com Inc (c)	1,788	1,620
Carvana Co Class A (c)	4,506	784,541
Chewy Inc Class A (c)	5,839	171,024
Children's Place Inc/The (c)	485	7,508
Citi Trends Inc (b)(c)	333	6,117
Designer Brands Inc Class A (b)	1,830	13,505
Destination XL Group Inc (b)(c)	1,940	5,704
Dick's Sporting Goods Inc	2,493	520,289
EVgo Inc Class A (b)(c)	4,081	16,895
Five Below Inc (c)	2,365	208,948
Floor & Decor Holdings Inc Class A (c)	4,583	569,071
Foot Locker Inc	3,479	89,897
GameStop Corp Class A (b)(c)	11,538	264,566
Gap Inc/The	9,284	204,712
Genesco Inc (c)	448	12,172
Group 1 Automotive Inc	566	216,801
GrowGeneration Corp (b)(c)	2,649	5,642
Guess? Inc (b)	1,202	24,196
Haverty Furniture Cos Inc	585	16,070
J Jill Inc	198	4,885
Leslie's Inc (b)(c)	7,965	25,169
Lithia Motors Inc Class A	1,174	372,909
MarineMax Inc (c)	865	30,509
Monro Inc	1,261	36,392
Murphy USA Inc	807	397,746
National Vision Holdings Inc (c)	3,259	35,556
ODP Corp/The (c)	1,348	40,103
OneWater Marine Inc Class A (b)(c)	501	11,979
Penske Automotive Group Inc	838	136,108
Petco Health & Wellness Co Inc Class A (c)	3,353	15,256
PetMed Express Inc (b)(c)	716	2,635
RealReal Inc/The (b)(c)	3,591	11,276
Revolve Group Inc Class A (b)(c)	1,633	40,466
RH (c)	660	220,724
RumbleON Inc Class B (b)(c)	715	3,425
Sally Beauty Holdings Inc (c)	4,473	60,699
Shoe Carnival Inc (b)	760	33,326
Signet Jewelers Ltd	1,914	197,410
Sleep Number Corp (c)	969	17,752
Sonic Automotive Inc Class A	634	37,076
Sportsman's Warehouse Holdings Inc (c)	1,270	3,442
Stitch Fix Inc Class A (c)	4,393	12,388
ThredUp Inc Class A (c)	3,515	2,960
Upbound Group Inc	1,932	61,805
Urban Outfitters Inc (c)	2,438	93,400
Valvoline Inc (c)	5,519	230,970
Victoria's Secret & Co (c)	3,356	86,249
Warby Parker Inc Class A (c)	3,206	52,354
Wayfair Inc Class A (b)(c)	4,121	231,518
Winmark Corp	118	45,186
Zumiez Inc (c)	683	14,548
		7,650,874
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (c)	4,992	211,860
Carter's Inc (b)	1,577	102,473
Columbia Sportswear Co (b)	1,434	119,294
Crocs Inc (c)	2,599	376,361
Figs Inc Class A (b)(c)	5,224	35,732
G-III Apparel Group Ltd (c)	1,682	51,335
Hanesbrands Inc (c)	15,222	111,882
Kontoor Brands Inc (b)	2,134	174,519
Levi Strauss & Co Class A	4,414	96,225
Movado Group Inc	654	12,164
Oxford Industries Inc (b)	632	54,832
PVH Corp	2,424	244,412
Ralph Lauren Corp Class A	1,670	323,763
Skechers USA Inc Class A (c)	5,668	379,303
Steven Madden Ltd	2,987	146,333
Tapestry Inc	9,829	461,766
Under Armour Inc Class A (c)	6,647	59,225
Under Armour Inc Class C (c)	9,594	80,206
Vera Bradley Inc (b)(c)	904	4,936
VF Corp	14,150	282,293
Wolverine World Wide Inc	3,409	59,385
		3,388,299
TOTAL CONSUMER DISCRETIONARY		32,915,391

Consumer Staples - 3.8%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (c)	391	113,054
Brown-Forman Corp Class B (b)	7,651	376,429
Celsius Holdings Inc (c)	6,395	200,547
Coca-Cola Consolidated Inc	200	263,280
Duckhorn Portfolio Inc/The (c)	1,614	9,377
MGP Ingredients Inc	680	56,610
Molson Coors Beverage Co Class B	7,782	447,621
National Beverage Corp	1,026	48,160
Vita Coco Co Inc/The (c)	1,338	37,879
		1,552,957
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc	17,262	319,002
Andersons Inc/The	1,370	68,692
BJ's Wholesale Club Holdings Inc (c)	5,690	469,311
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	341	0
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	341	0
Casey's General Stores Inc	1,585	595,500
Chefs' Warehouse Inc/The (c)	1,543	64,821
Grocery Outlet Holding Corp (c)	4,265	74,851
Ingles Markets Inc Class A	617	46,028
Performance Food Group Co (c)	6,662	522,101
PriceSmart Inc	1,094	100,407
SpartanNash Co	1,472	32,988
Sprouts Farmers Market Inc (c)	4,299	474,653
United Natural Foods Inc (c)	2,505	42,134
US Foods Holding Corp (c)	9,675	595,013
Weis Markets Inc	714	49,216
		3,454,717
Food Products - 1.2%
B&G Foods Inc (b)	3,380	30,014
Beyond Meat Inc (b)(c)	2,894	19,621
BRC Inc Class A (b)(c)	1,995	6,822
Cal-Maine Foods Inc	1,759	131,644
Calavo Growers Inc	782	22,310
Campbell Soup Co	8,414	411,613
Darling Ingredients Inc (c)	6,847	254,435
Flowers Foods Inc	8,223	189,705
Fresh Del Monte Produce Inc	1,417	41,858
Freshpet Inc (c)	2,073	283,524
Hain Celestial Group Inc (c)	3,825	33,010
Hormel Foods Corp	12,431	394,063
Ingredion Inc	2,804	385,354
J & J Snack Foods Corp	661	113,771
John B Sanfilippo & Son Inc	393	37,064
Lancaster Colony Corp	878	155,028
Mission Produce Inc (c)	1,839	23,576
Pilgrim's Pride Corp (b)(c)	1,720	79,206
Post Holdings Inc (c)	2,140	247,705
Seaboard Corp	11	34,507
Seneca Foods Corp Class A (c)	186	11,593
Simply Good Foods Co/The (c)	3,928	136,577
Tootsie Roll Industries Inc Class A	797	24,683
TreeHouse Foods Inc (c)	2,041	85,681
Utz Brands Inc Class A (b)	2,991	52,941
Vital Farms Inc (c)	1,165	40,857
Westrock Coffee Co (b)(c)	1,126	7,319
WK Kellogg Co	2,774	47,463
		3,301,944
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	799	29,140
Central Garden & Pet Co Class A	1,871	58,749
Energizer Holdings Inc	2,820	89,563
Reynolds Consumer Products Inc	2,325	72,308
Spectrum Brands Holdings Inc	1,250	118,925
WD-40 Co	584	150,602
		519,287
Personal Care Products - 0.4%
Beauty Health Co/The Class A (c)	2,822	4,064
BellRing Brands Inc (c)	5,580	338,818
Coty Inc Class A (c)	15,690	147,329
Edgewell Personal Care Co	2,113	76,786
elf Beauty Inc (c)	2,378	259,273
Herbalife Ltd (c)	4,247	30,536
Honest Co Inc/The (c)	3,128	11,167
Inter Parfums Inc	773	100,088
Medifast Inc	432	8,268
Nu Skin Enterprises Inc Class A	2,159	15,912
Olaplex Holdings Inc (c)	4,488	10,547
USANA Health Sciences Inc (c)	454	17,216
		1,020,004
Tobacco - 0.1%
Turning Point Brands Inc	759	32,751
Universal Corp/VA	1,037	55,075
Vector Group Ltd	5,648	84,268
		172,094
TOTAL CONSUMER STAPLES		10,021,003

Energy - 3.8%
Energy Equipment & Services - 1.0%
Archrock Inc	5,854	118,485
Atlas Energy Solutions Inc (b)	2,545	55,481
Bristow Group Inc (c)	1,029	35,696
Cactus Inc Class A	2,820	168,269
ChampionX Corp	8,171	246,356
Core Laboratories Inc (b)	1,950	36,134
DMC Global Inc (c)	853	11,072
Expro Group Holdings NV (c)	3,944	67,718
Helix Energy Solutions Group Inc (c)	6,120	67,932
Helmerich & Payne Inc (b)	4,256	129,468
Innovex International Inc (c)	1,530	22,460
KLX Energy Services Holdings Inc (b)(c)	575	3,144
Kodiak Gas Services Inc	930	26,970
Liberty Energy Inc Class A	6,541	124,868
Nabors Industries Ltd (b)(c)	393	25,337
Newpark Resources Inc (c)	3,026	20,970
Noble Corp PLC	4,845	175,098
NOV Inc	16,973	271,059
Oceaneering International Inc (c)	4,337	107,861
Oil States International Inc (c)	2,833	13,032
Patterson-UTI Energy Inc	13,124	100,399
ProPetro Holding Corp (c)	3,454	26,458
Ranger Energy Services Inc Class A	589	7,014
RPC Inc (b)	3,621	23,030
SEACOR Marine Holdings Inc (c)	1,004	9,689
Select Water Solutions Inc Class A	3,415	38,009
Solaris Energy Infrastructure Inc Class A	1,328	16,945
TETRA Technologies Inc (c)	4,764	14,768
Tidewater Inc (c)	2,085	149,682
Transocean Ltd (b)(c)	31,039	131,916
Valaris Ltd (c)	2,678	149,299
Weatherford International PLC	3,136	266,309
		2,660,928
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	1,427	3,281
Amplify Energy Corp (c)	1,531	9,997
Antero Midstream Corp	14,677	220,889
Antero Resources Corp (c)	12,523	358,784
APA Corp	15,453	377,980
Berry Corp	3,126	16,068
California Resources Corp	2,766	145,132
Centrus Energy Corp Class A (c)	589	32,307
Chesapeake Energy Corp	4,775	392,744
Chord Energy Corp	2,673	348,105
Civitas Resources Inc	3,968	201,059
Clean Energy Fuels Corp (c)	7,894	24,550
CNX Resources Corp (c)	6,581	214,343
Comstock Resources Inc (b)	4,079	45,399
CONSOL Energy Inc	1,134	118,673
Crescent Energy Co Class A	4,531	49,614
CVR Energy Inc	1,202	27,682
Delek US Holdings Inc	2,511	47,081
Dorian LPG Ltd	1,503	51,733
DT Midstream Inc	4,163	327,462
Eqt Corp	18,918	693,156
Evolution Petroleum Corp	1,332	7,073
Excelerate Energy Inc Class A	709	15,605
FutureFuel Corp	1,165	6,699
Gevo Inc (b)(c)	9,709	15,826
Granite Ridge Resources Inc	1,001	5,946
Green Plains Inc (c)	2,736	37,045
Gulfport Energy Corp (c)	422	63,870
Hallador Energy Co (c)	1,190	11,222
HF Sinclair Corp	6,438	286,942
International Seaways Inc	1,625	83,785
Kinetik Holdings Inc Class A	1,588	71,873
Magnolia Oil & Gas Corp Class A (b)	7,814	190,818
Matador Resources Co	4,992	246,705
Murphy Oil Corp	6,255	211,044
New Fortress Energy Inc Class A (b)	2,780	25,270
NextDecade Corp (b)(c)	3,689	17,375
Northern Oil & Gas Inc	3,966	140,436
Par Pacific Holdings Inc (c)	2,258	39,741
PBF Energy Inc Class A	4,562	141,194
Peabody Energy Corp	4,487	119,085
Permian Resources Corp Class A	22,060	300,237
Range Resources Corp	10,412	320,273
REX American Resources Corp (c)	664	30,737
Riley Exploration Permian Inc	264	6,993
Ring Energy Inc (c)	1,495	2,391
SandRidge Energy Inc (b)	1,540	18,834
Sitio Royalties Corp Class A	3,552	74,024
SM Energy Co	4,939	197,412
Talos Energy Inc (c)	6,778	70,152
Tellurian Inc (b)(c)	35,328	34,198
Texas Pacific Land Corp (b)	798	706,023
Uranium Energy Corp (b)(c)	17,151	106,508
VAALCO Energy Inc (b)	4,688	26,909
Vital Energy Inc (c)	1,066	28,675
Vitesse Energy Inc	1,017	24,428
W&T Offshore Inc (b)	3,820	8,213
World Kinect Corp	2,603	80,459
		7,480,059
TOTAL ENERGY		10,140,987

Financials - 16.2%
Banks - 5.5%
1st Source Corp	729	43,653
Amalgamated Financial Corp	810	25,410
Amerant Bancorp Inc Class A	1,190	25,430
Ameris Bancorp	2,781	173,507
Arrow Financial Corp	692	19,833
Associated Banc-Corp	6,390	137,641
Atlantic Union Bankshares Corp	3,871	145,821
Axos Financial Inc (c)	2,187	137,519
Banc of California Inc	5,916	87,143
BancFirst Corp	629	66,202
Bancorp Inc/The (c)	2,208	118,128
Bank First Corp (b)	362	32,833
Bank of Hawaii Corp	1,693	106,270
Bank OZK	4,529	194,702
BankUnited Inc	3,173	115,624
Banner Corp	1,491	88,804
Berkshire Hills Bancorp Inc	1,780	47,935
BOK Financial Corp	1,150	120,313
Brookline Bancorp Inc	3,733	37,666
Byline Bancorp Inc	1,232	32,981
Cadence Bank	7,837	249,608
Camden National Corp	659	27,230
Capitol Federal Financial Inc	5,198	30,356
Cathay General Bancorp	3,144	135,035
Central Pacific Financial Corp	1,201	35,442
City Holding Co	646	75,834
Coastal Financial Corp/WA Class A (c)	480	25,915
Columbia Banking System Inc	8,978	234,416
Columbia Financial Inc (c)	1,224	20,894
Comerica Inc	5,673	339,869
Commerce Bancshares Inc/MO	5,048	299,851
Community Financial System Inc	2,279	132,342
Community Trust Bancorp Inc	653	32,428
Connectone Bancorp Inc	1,541	38,602
CrossFirst Bankshares Inc (c)	1,869	31,194
Cullen/Frost Bankers Inc	2,755	308,174
Customers Bancorp Inc (c)	1,225	56,901
CVB Financial Corp	5,627	100,273
Dime Community Bancshares Inc	1,485	42,768
Eagle Bancorp Inc	1,297	29,286
East West Bancorp Inc	5,963	493,379
Eastern Bankshares Inc	6,644	108,895
Enterprise Financial Services Corp	1,606	82,324
Equity Bancshares Inc Class A	623	25,468
Esquire Financial Holdings Inc	301	19,628
FB Financial Corp	1,530	71,803
First Bancorp/Southern Pines NC	1,772	73,697
First Bancshares Inc/The	1,186	38,106
First Busey Corp	2,328	60,575
First Commonwealth Financial Corp	4,385	75,203
First Financial Bancorp	4,053	102,257
First Financial Bankshares Inc	5,522	204,369
First Financial Corp/IN	441	19,338
First Foundation Inc	2,066	12,891
First Hawaiian Inc	5,428	125,658
First Horizon Corp	23,427	363,821
First Interstate BancSystem Inc Class A	3,499	107,349
First Merchants Corp	2,498	92,926
First Mid Bancshares Inc	951	37,003
First of Long Island Corp/The	892	11,479
Flushing Financial Corp	1,186	17,291
FNB Corp/PA	15,469	218,268
Fulton Financial Corp	7,825	141,867
German American Bancorp Inc	1,311	50,801
Glacier Bancorp Inc	4,865	222,331
Great Southern Bancorp Inc	350	20,059
Hancock Whitney Corp	3,728	190,762
Hanmi Financial Corp	1,289	23,975
Harborone Northeast Bancorp Inc	1,702	22,092
Heartland Financial USA Inc	1,691	95,880
Heritage Commerce Corp	2,757	27,239
Heritage Financial Corp Wash	1,482	32,263
Hilltop Holdings Inc	1,938	62,326
Hingham Institution For Savings The	75	18,248
Home BancShares Inc/AR	8,013	217,072
HomeStreet Inc	698	10,999
Hope Bancorp Inc	5,228	65,664
Horizon Bancorp Inc/IN	1,722	26,777
Independent Bank Corp	1,811	107,084
Independent Bank Corp/MI	892	29,748
Independent Bank Group Inc	1,525	87,932
International Bancshares Corp	2,311	138,175
Kearny Financial Corp/MD	2,632	18,081
Lakeland Financial Corp	1,107	72,088
Live Oak Bancshares Inc	1,440	68,213
Mercantile Bank Corp	643	28,112
Metropolitan Bank Holding Corp (c)	491	25,817
Midland States Bancorp Inc	877	19,627
National Bank Holdings Corp Class A	1,642	69,128
Nbt Bancorp Inc	2,003	88,593
New York Community Bancorp Inc (b)	11,059	124,193
Nicolet Bankshares Inc	572	54,700
Northfield Bancorp Inc	1,696	19,674
Northwest Bancshares Inc	5,546	74,205
OceanFirst Financial Corp	2,497	46,419
Old National Bancorp/IN	13,570	253,216
Old Second Bancorp Inc	1,755	27,360
Origin Bancorp Inc	1,234	39,685
Pacific Premier Bancorp Inc	4,100	103,156
Park National Corp	616	103,476
Pathward Financial Inc	1,095	72,281
Peapack-Gladstone Financial Corp	644	17,651
Peoples Bancorp Inc/OH	1,397	42,036
Pinnacle Financial Partners Inc	3,281	321,440
Preferred Bank/Los Angeles CA	534	42,854
Premier Financial Corp	1,507	35,384
Prosperity Bancshares Inc	4,110	296,208
Provident Financial Services Inc	5,655	104,957
QCR Holdings Inc	734	54,338
Renasant Corp	2,401	78,033
S&T Bancorp Inc	1,630	68,411
Sandy Spring Bancorp Inc	1,937	60,764
Seacoast Banking Corp of Florida	3,572	95,194
ServisFirst Bancshares Inc	2,109	169,669
Simmons First National Corp Class A	5,319	114,571
Southside Bancshares Inc	1,212	40,517
SouthState Corp	3,267	317,487
Stellar Bancorp Inc	1,996	51,676
Stock Yards Bancorp Inc	1,168	72,404
Synovus Financial Corp	6,274	279,005
Texas Capital Bancshares Inc (c)	1,984	141,777
TFS Financial Corp	2,165	27,842
Tompkins Financial Corp	533	30,802
Towne Bank/Portsmouth VA	2,919	96,502
TriCo Bancshares	1,426	60,819
Triumph Financial Inc (c)	921	73,256
TrustCo Bank Corp NY	839	27,746
Trustmark Corp	2,597	82,637
UMB Financial Corp	1,881	197,712
United Bankshares Inc/WV	5,806	215,403
United Community Banks Inc/GA	5,060	147,145
Univest Financial Corp	1,261	35,485
Valley National Bancorp	18,376	166,487
Veritex Holdings Inc	2,372	62,431
WaFd Inc	2,859	99,636
Washington Trust Bancorp Inc	746	24,029
Webster Financial Corp	7,355	342,817
WesBanco Inc	2,574	76,654
Westamerica BanCorp	1,128	55,746
Western Alliance Bancorp	4,664	403,389
Wintrust Financial Corp	2,652	287,822
WSFS Financial Corp	2,598	132,472
Zions Bancorp NA	6,329	298,855
		14,614,942
Capital Markets - 3.3%
Affiliated Managers Group Inc	1,367	243,053
Artisan Partners Asset Management Inc Class A	2,982	129,180
B Riley Financial Inc (b)	735	3,858
BGC Group Inc Class A	16,467	151,167
Blue Owl Capital Inc Class A	19,095	369,679
Bridge Investment Group Holdings Inc Class A	1,467	14,479
Brightsphere Investment Group Inc	1,256	31,902
Carlyle Group Inc/The	9,247	398,176
Cohen & Steers Inc (b)	1,119	107,368
Diamond Hill Investment Group Inc	126	20,363
Donnelley Financial Solutions Inc (c)	1,065	70,109
Ellington Credit Co	742	5,179
Evercore Inc Class A	1,517	384,317
Federated Hermes Inc Class B	3,406	125,239
Forge Global Holdings Inc Class A (c)	4,573	5,991
Franklin Resources Inc	12,849	258,907
GCM Grosvenor Inc Class A	1,802	20,399
Hamilton Lane Inc Class A	1,644	276,833
Houlihan Lokey Inc Class A	2,243	354,439
Interactive Brokers Group Inc Class A	4,587	639,244
Invesco Ltd	19,278	338,522
Janus Henderson Group PLC	5,504	209,537
Jefferies Financial Group Inc	7,254	446,484
Lazard Inc Class A	4,831	243,386
MarketAxess Holdings Inc	1,622	415,556
Moelis & Co Class A	3,016	206,626
Morningstar Inc	1,115	355,819
Open Lending Corp (c)	4,326	26,475
Oppenheimer Holdings Inc Class A	285	14,581
P10 Inc Class A	1,928	20,649
Perella Weinberg Partners Class A	2,239	43,235
Piper Sandler Cos	668	189,585
PJT Partners Inc Class A	940	125,340
Robinhood Markets Inc Class A (c)	22,625	529,878
SEI Investments Co	4,287	296,618
StepStone Group Inc Class A	2,221	126,219
Stifel Financial Corp	4,391	412,315
StoneX Group Inc (c)	1,157	94,735
TPG Inc Class A	3,369	193,920
Tradeweb Markets Inc Class A	4,972	614,887
Victory Capital Holdings Inc Class A	1,535	85,039
Virtu Financial Inc Class A	3,777	115,047
Virtus Invt Partners Inc	291	60,950
WisdomTree Inc	4,863	48,581
		8,823,866
Consumer Finance - 0.9%
Ally Financial Inc	11,712	416,831
Bread Financial Holdings Inc	2,115	100,632
Credit Acceptance Corp (b)(c)	262	116,176
Encore Capital Group Inc (c)	1,031	48,735
Enova International Inc (c)	1,151	96,442
EZCORP Inc Class A (c)	2,123	23,799
FirstCash Holdings Inc	1,598	183,450
Green Dot Corp Class A (c)	2,019	23,642
LendingClub Corp (c)	4,791	54,761
Lendingtree Inc (c)	482	27,970
Moneylion Inc Class A (c)	235	9,764
Navient Corp	3,482	54,284
Nelnet Inc Class A	735	83,261
NerdWallet Inc Class A (c)	1,814	23,056
OneMain Holdings Inc	5,133	241,610
PRA Group Inc (c)	1,638	36,626
PROG Holdings Inc	1,839	89,173
SLM Corp	9,424	215,527
SoFi Technologies Inc Class A (b)(c)	45,289	355,972
Upstart Holdings Inc (b)(c)	3,262	130,513
World Acceptance Corp (b)(c)	151	17,815
		2,350,039
Financial Services - 2.3%
Affirm Holdings Inc Class A (c)	10,278	419,548
AvidXchange Holdings Inc (c)	7,532	61,085
Cannae Holdings Inc	2,541	48,431
Cass Information Systems Inc	499	20,699
Corebridge Financial Inc	9,921	289,296
Enact Holdings Inc	1,281	46,539
Equitable Holdings Inc	13,093	550,299
Essent Group Ltd	4,572	293,934
Euronet Worldwide Inc (c)	1,870	185,560
Federal Agricultural Mortgage Corp Class C	401	75,151
Flywire Corp (c)	4,653	76,263
HA Sustainable Infrastructure Capital Inc (b)	4,880	168,214
I3 Verticals Inc Class A (c)	950	20,245
International Money Express Inc (c)	1,394	25,775
Jackson Financial Inc	2,908	265,297
Marqeta Inc Class A (c)	18,590	91,463
Merchants Bancorp/IN	1,195	53,727
MGIC Investment Corp	11,413	292,173
Mr Cooper Group Inc (c)	2,772	255,523
NCR Atleos Corp	2,902	82,794
NewtekOne Inc	941	11,724
NMI Holdings Inc (c)	3,457	142,394
Paymentus Holdings Inc Class A (c)	874	17,496
Payoneer Global Inc (c)	10,978	82,664
PennyMac Financial Services Inc	1,270	144,742
Radian Group Inc	6,454	223,889
Remitly Global Inc (c)	6,001	80,353
Repay Holdings Corp Class A (c)	3,273	26,708
Rocket Cos Inc Class A (c)	5,729	109,940
Sezzle Inc (b)(c)	117	19,959
Shift4 Payments Inc Class A (b)(c)	2,655	235,233
Toast Inc Class A (c)	17,070	483,252
USA Technologies Inc (c)	2,551	18,877
UWM Holdings Corp Class A (b)	3,978	33,893
Voya Financial Inc	4,308	341,280
Walker & Dunlop Inc	1,448	164,478
Western Union Co/The	14,506	173,057
WEX Inc (c)	1,793	376,046
		6,008,001
Insurance - 3.3%
Ambac Financial Group Inc/Old (c)	1,989	22,297
American Coastal Insurance Corp (c)	941	10,605
American Financial Group Inc/OH	2,797	376,476
Amerisafe Inc	804	38,857
Assurant Inc	2,221	441,668
Assured Guaranty Ltd	2,218	176,375
Axis Capital Holdings Ltd	3,293	262,156
Baldwin Insurance Group Inc/The Class A (c)	2,851	141,980
Brighthouse Financial Inc (c)	2,633	118,564
CNO Financial Group Inc	4,646	163,075
eHealth Inc (c)	1,143	4,662
Employers Holdings Inc	1,055	50,608
Enstar Group Ltd (c)	543	174,623
Erie Indemnity Co Class A	1,067	575,988
First American Financial Corp	4,431	292,490
Genworth Financial Inc Class A (c)	18,448	126,369
Globe Life Inc	3,593	380,535
Goosehead Insurance Inc Class A (b)(c)	1,072	95,730
Hanover Insurance Group Inc/The	1,537	227,645
HCI Group Inc	315	33,724
Hippo Holdings Inc (b)(c)	780	13,166
Horace Mann Educators Corp	1,715	59,939
James River Group Holdings Ltd	1,559	9,775
Kemper Corp	2,598	159,128
Kinsale Capital Group Inc	947	440,895
Lemonade Inc (b)(c)	2,664	43,929
Lincoln National Corp	7,285	229,550
Loews Corp	7,753	612,875
MBIA Inc	1,722	6,148
Mercury General Corp	1,145	72,112
Old Republic International Corp	10,768	381,403
Oscar Health Inc Class A (c)	6,446	136,720
Palomar Hldgs Inc (c)	1,082	102,433
Primerica Inc	1,471	390,036
ProAssurance Corp (c)	2,252	33,870
Reinsurance Group of America Inc	2,815	613,304
RLI Corp	1,722	266,876
Root Inc/OH Class A (c)	360	13,601
Ryan Specialty Holdings Inc Class A	4,381	290,855
Safety Insurance Group Inc	627	51,276
Selective Insurance Group Inc	2,606	243,140
Skyward Specialty Insurance Group Inc (c)	1,580	64,353
Stewart Information Services Corp	1,176	87,894
Tiptree Inc Class A	861	16,850
Trupanion Inc (b)(c)	1,576	66,160
United Fire Group Inc	928	19,423
Universal Insurance Holdings Inc	1,126	24,952
Unum Group	7,612	452,457
White Mountains Insurance Group Ltd	108	183,190
		8,800,737
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp (b)	31,106	325,369
Annaly Capital Management Inc	21,459	430,683
Apollo Commercial Real Estate Finance Inc	5,551	51,014
Arbor Realty Trust Inc (b)	8,073	125,616
Ares Commercial Real Estate Corp	2,444	17,108
ARMOUR Residential REIT Inc (b)	2,051	41,840
Blackstone Mortgage Trust Inc Class A (b)	7,510	142,765
Brightspire Capital Inc Class A	5,851	32,766
Chimera Investment Corp	3,492	55,278
Claros Mortgage Trust Inc (b)	5,058	37,884
Dynex Capital Inc	2,740	34,962
Ellington Financial Inc (b)	3,824	49,291
Franklin BSP Realty Trust Inc	3,658	47,773
Granite Point Mortgage Trust Inc	2,217	7,028
Invesco Mortgage Capital Inc	2,269	21,306
Kkr Real Estate Finance Trust Inc	2,554	31,542
Ladder Capital Corp Class A	4,843	56,179
MFA Financial Inc	4,505	57,304
New York Mortgage Trust Inc	3,974	25,155
Orchid Island Capital Inc	2,168	17,821
Pennymac Mortgage Investment Trust	3,693	52,662
Ready Capital Corp (b)	6,569	50,121
Redwood Trust Inc	5,745	44,409
Rithm Capital Corp	20,966	237,964
Starwood Property Trust Inc (b)	12,954	264,003
TPG RE Finance Trust Inc	2,670	22,775
Two Harbors Investment Corp	4,542	63,043
		2,343,661
TOTAL FINANCIALS		42,941,246

Health Care - 12.2%
Biotechnology - 5.0%
2seventy bio Inc (b)(c)	2,070	9,770
4D Molecular Therapeutics Inc (b)(c)	1,724	18,636
89bio Inc (c)	3,592	26,581
Absci Corp (b)(c)	3,938	15,043
ACADIA Pharmaceuticals Inc (c)	5,118	78,715
ACELYRIN Inc (c)	1,193	5,881
Actinium Pharmaceuticals Inc (c)	1,185	2,228
Acumen Pharmaceuticals Inc (c)	1,078	2,673
Adicet Bio Inc (c)	2,272	3,272
ADMA Biologics Inc (c)	9,267	185,247
Adverum Biotechnologies Inc (c)	724	5,082
Aerovate Therapeutics Inc (c)	584	1,220
Agenus Inc (b)(c)	733	4,017
Agios Pharmaceuticals Inc (c)	2,426	107,787
Akebia Therapeutics Inc (c)	7,872	10,391
Akero Therapeutics Inc (c)	2,934	84,176
Aldeyra Therapeutics Inc (c)	2,100	11,319
Alector Inc (c)	3,316	15,453
Alkermes PLC (c)	7,261	203,235
Allakos Inc (c)	2,221	1,451
Allogene Therapeutics Inc (b)(c)	6,997	19,592
Altimmune Inc (b)(c)	3,159	19,396
ALX Oncology Holdings Inc (b)(c)	1,084	1,973
Amicus Therapeutics Inc (c)	11,358	121,303
AnaptysBio Inc (c)	824	27,604
Anavex Life Sciences Corp (b)(c)	3,640	20,675
Anika Therapeutics Inc (c)	611	15,092
Annexon Inc (c)	3,267	19,341
Apellis Pharmaceuticals Inc (c)	4,497	129,693
Apogee Therapeutics Inc (c)	1,125	66,083
Arbutus Biopharma Corp (c)	6,220	23,947
Arcellx Inc (c)	1,522	127,102
Arcturus Therapeutics Holdings Inc (c)	1,069	24,811
Arcus Biosciences Inc (c)	2,276	34,800
Arcutis Biotherapeutics Inc (b)(c)	4,411	41,022
Ardelyx Inc (c)	10,144	69,892
Arrowhead Pharmaceuticals Inc (c)	5,261	101,906
ARS Pharmaceuticals Inc (b)(c)	2,302	33,379
Astria Therapeutics Inc (c)	1,872	20,611
Atara Biotherapeutics Inc (c)	136	1,105
Aura Biosciences Inc (c)	1,462	13,026
Avid Bioservices Inc (b)(c)	2,712	30,863
Avidity Biosciences Inc (c)	4,147	190,472
Avita Medical Inc (b)(c)	1,032	11,063
Beam Therapeutics Inc (c)	2,915	71,418
BioCryst Pharmaceuticals Inc (c)	8,837	67,161
Biohaven Ltd (c)	3,205	160,154
Biomea Fusion Inc (b)(c)	908	9,171
Bluebird Bio Inc (b)(c)	7,747	4,025
Blueprint Medicines Corp (c)	2,682	248,085
Bridgebio Pharma Inc (c)	5,950	151,487
C4 Therapeutics Inc (b)(c)	2,926	16,678
Cabaletta Bio Inc (c)	1,711	8,076
CareDx Inc (c)	2,261	70,600
Cargo Therapeutics Inc (c)	860	15,867
Caribou Biosciences Inc (c)	3,124	6,123
Carisma Therapeutics Inc rights (c)(e)	6,389	0
Cartesian Therapeutics Inc rights (c)(e)	3,666	1,576
Catalyst Pharmaceuticals Inc (c)	4,760	94,629
CEL-SCI Corp (b)(c)	2,180	2,311
Celcuity Inc (c)	831	12,390
Celldex Therapeutics Inc (c)	2,848	96,804
Cogent Biosciences Inc (c)	3,525	38,070
Coherus Biosciences Inc (b)(c)	3,733	3,882
Crinetics Pharmaceuticals Inc (c)	2,955	151,001
Cullinan Therapeutics Inc (c)	2,032	34,016
Cytokinetics Inc (c)	4,910	259,248
Day One Biopharmaceuticals Inc (c)	2,401	33,446
Denali Therapeutics Inc (c)	5,517	160,710
Disc Medicine Inc (c)	753	37,002
Dynavax Technologies Corp (c)	5,465	60,880
Dyne Therapeutics Inc (c)	3,075	110,454
Editas Medicine Inc (b)(c)	3,244	11,062
Emergent BioSolutions Inc (c)	2,281	19,046
Enanta Pharmaceuticals Inc (c)	788	8,164
Erasca Inc (b)(c)	8,230	22,468
Exelixis Inc (c)	12,481	323,882
Fate Therapeutics Inc (c)	4,493	15,726
FibroGen Inc (c)	3,181	1,269
Genelux Corp (b)(c)	802	1,901
Geron Corp (c)	22,398	101,687
Gossamer Bio Inc (c)	8,119	8,009
Gritstone Bio Inc (c)	3,402	1,973
Halozyme Therapeutics Inc (c)	5,451	312,015
Heron Therapeutics Inc (b)(c)	6,634	13,202
HilleVax Inc (c)	987	1,737
Humacyte Inc Class A (b)(c)	3,309	18,001
Ideaya Biosciences Inc (c)	3,212	101,756
IGM Biosciences Inc (b)(c)	651	10,768
ImmunityBio Inc (b)(c)	6,778	25,214
Immunovant Inc (c)	2,442	69,621
Incyte Corp (c)	6,813	450,339
Inhibrx Biosciences Inc	277	4,338
Inovio Pharmaceuticals Inc (b)(c)	1,082	6,254
Inozyme Pharma Inc (c)	1,814	9,487
Insmed Inc (c)	6,901	503,773
Intellia Therapeutics Inc (c)	4,097	84,193
Invivyd Inc (b)(c)	2,220	2,264
Ionis Pharmaceuticals Inc (c)	6,255	250,575
Iovance Biotherapeutics Inc (c)	10,562	99,177
Ironwood Pharmaceuticals Inc Class A (c)	6,107	25,161
iTeos Therapeutics Inc (c)	1,176	12,007
Janux Therapeutics Inc (c)	1,020	46,339
KalVista Pharmaceuticals Inc (b)(c)	1,284	14,869
Karyopharm Therapeutics Inc (c)	5,473	4,543
Keros Therapeutics Inc (c)	1,194	69,336
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	1,512	37,785
Kodiak Sciences Inc (c)	1,074	2,803
Krystal Biotech Inc (c)	1,067	194,226
Kura Oncology Inc (c)	3,312	64,716
Kymera Therapeutics Inc (c)	1,887	89,312
Larimar Therapeutics Inc (c)	2,389	15,648
Lexeo Therapeutics Inc	642	5,804
Lexicon Pharmaceuticals Inc (c)	7,108	11,160
Lyell Immunopharma Inc (c)	7,893	10,892
MacroGenics Inc (c)	2,438	8,021
Madrigal Pharmaceuticals Inc (b)(c)	723	153,435
MannKind Corp (b)(c)	11,688	73,518
Mersana Therapeutics Inc (c)	4,062	7,677
MiMedx Group Inc (c)	4,983	29,450
Mineralys Therapeutics Inc (c)	887	10,742
Mirum Pharmaceuticals Inc (b)(c)	1,630	63,570
Mural Oncology PLC	584	1,828
Myriad Genetics Inc (c)	3,886	106,438
Natera Inc (c)	4,943	627,514
Neurocrine Biosciences Inc (c)	4,311	496,713
Novavax Inc (b)(c)	6,002	75,805
Nurix Therapeutics Inc (c)	2,381	53,501
Nuvalent Inc Class A (c)	1,420	145,266
Ocugen Inc (b)(c)	10,684	10,601
Olema Pharmaceuticals Inc (c)	2,208	26,364
OmniAb Operations Inc (c)(e)	200	572
OmniAb Operations Inc (c)(e)	200	523
Organogenesis Holdings Inc Class A (c)	3,166	9,055
ORIC Pharmaceuticals Inc (c)	1,708	17,507
PDL BioPharma Inc (c)(e)	2,200	357
PDS Biotechnology Corp (b)(c)	1,390	5,310
Poseida Therapeutics Inc (c)	2,893	8,274
Praxis Precision Medicines Inc (c)	714	41,084
Precigen Inc (c)	5,360	5,076
Prime Medicine Inc (b)(c)	2,374	9,187
Protagonist Therapeutics Inc (c)	2,536	114,120
PTC Therapeutics Inc (c)	3,274	121,465
Puma Biotechnology Inc (c)	1,775	4,526
RAPT Therapeutics Inc (c)	1,175	2,362
Recursion Pharmaceuticals Inc Class A (b)(c)	8,991	59,251
REGENXBIO Inc (c)	1,956	20,518
Relay Therapeutics Inc (c)	4,171	29,531
Replimune Group Inc (c)	2,335	25,592
REVOLUTION Medicines Inc (c)	5,588	253,416
Rhythm Pharmaceuticals Inc (c)	2,224	116,515
Rigel Pharmaceuticals Inc (c)	758	12,264
Rocket Pharmaceuticals Inc (c)	3,011	55,613
Roivant Sciences Ltd (c)	14,527	167,642
Sage Therapeutics Inc (c)	2,350	16,967
Sana Biotechnology Inc (b)(c)	4,658	19,377
Sangamo Therapeutics Inc (c)	8,554	7,409
Sarepta Therapeutics Inc (c)	4,048	505,555
Savara Inc (c)	4,398	18,648
Scholar Rock Holding Corp (c)	2,350	18,824
SpringWorks Therapeutics Inc (c)	2,723	87,245
Stoke Therapeutics Inc (c)	1,532	18,828
Summit Therapeutics Inc (b)(c)	5,411	118,501
Sutro Biopharma Inc (c)	2,874	9,944
Syndax Pharmaceuticals Inc (c)	3,498	67,337
Tango Therapeutics Inc (c)	2,250	17,325
Tenaya Therapeutics Inc (c)	1,950	3,764
TG Therapeutics Inc (b)(c)	5,716	133,697
Travere Therapeutics Inc (c)	3,003	42,012
Twist Bioscience Corp (c)	2,478	111,956
Tyra Biosciences Inc (c)	947	22,264
Ultragenyx Pharmaceutical Inc (c)	3,879	215,478
United Therapeutics Corp (c)	1,899	680,507
Vanda Pharmaceuticals Inc (c)	2,644	12,400
Vaxcyte Inc (c)	4,285	489,647
Vera Therapeutics Inc Class A (c)	1,923	84,997
Veracyte Inc (c)	3,260	110,970
Vericel Corp (c)	2,062	87,120
Verve Therapeutics Inc (b)(c)	2,729	13,208
Viking Therapeutics Inc (c)	4,723	299,013
Vir Biotechnology Inc (c)	3,813	28,559
Viridian Therapeutics Inc (c)	2,602	59,196
Voyager Therapeutics Inc (c)	1,707	9,986
X4 Pharmaceuticals Inc (c)	6,250	4,183
Xencor Inc (c)	2,607	52,427
Y-mAbs Therapeutics Inc (b)(c)	1,306	17,174
Zentalis Pharmaceuticals Inc (c)	2,268	8,346
		13,327,761
Health Care Equipment & Supplies - 2.4%
Alphatec Holdings Inc (c)	4,255	23,658
AngioDynamics Inc (c)	1,589	12,362
Artivion Inc (c)	1,684	44,828
AtriCure Inc (c)	2,111	59,192
Avanos Medical Inc (c)	1,948	46,810
Axogen Inc (c)	1,821	25,530
Axonics Inc (c)	2,163	150,545
Butterfly Network Inc Class A (b)(c)	6,518	11,537
Cerus Corp (c)	7,464	12,987
CONMED Corp	1,304	93,784
CVRx Inc (c)	438	3,859
DENTSPLY SIRONA Inc	8,904	240,942
Embecta Corp	2,484	35,024
Enovis Corp (c)	2,118	91,180
Envista Holdings Corp (c)	7,305	144,347
Glaukos Corp (c)	2,157	281,014
Globus Medical Inc Class A (c)	4,824	345,109
Haemonetics Corp (c)	2,185	175,630
ICU Medical Inc (c)	879	160,171
Inari Medical Inc (c)	2,224	91,718
Inogen Inc (c)	1,097	10,641
Inspire Medical Systems Inc (c)	1,272	268,456
Integer Holdings Corp (c)	1,437	186,810
Integra LifeSciences Holdings Corp (c)	2,982	54,183
iRadimed Corp	353	17,752
iRhythm Technologies Inc (c)	1,337	99,259
Lantheus Holdings Inc (c)	2,969	325,848
LeMaitre Vascular Inc	850	78,957
LivaNova PLC (c)	2,308	121,262
Masimo Corp (c)	1,910	254,660
Merit Medical Systems Inc (c)	2,484	245,494
Neogen Corp (c)	8,501	142,902
Nevro Corp (c)	1,436	8,027
Novocure Ltd (c)	4,163	65,068
Omnicell Inc (c)	1,957	85,325
OraSure Technologies Inc (c)	2,984	12,742
Orthofix Medical Inc (c)	1,655	25,851
OrthoPediatrics Corp (c)	654	17,730
Outset Medical Inc (b)(c)	1,928	1,305
Paragon 28 Inc (b)(c)	1,685	11,256
Penumbra Inc (c)	1,662	322,943
PROCEPT BioRobotics Corp (c)	1,926	154,311
Pulmonx Corp (c)	1,628	13,496
QuidelOrtho Corp (c)	2,110	96,216
RxSight Inc (c)	1,075	53,137
Semler Scientific Inc (b)(c)	205	4,828
Senseonics Holdings Inc (b)(c)	19,924	6,967
SI-BONE Inc (c)	1,642	22,955
Sight Sciences Inc (c)	1,223	7,705
Solventum Corp	5,919	412,674
STAAR Surgical Co (c)	2,098	77,941
Surmodics Inc (c)	615	23,850
Tactile Systems Technology Inc (c)	1,095	15,998
Tandem Diabetes Care Inc (c)	2,789	118,281
Teleflex Inc	2,017	498,845
TransMedics Group Inc (c)	1,411	221,527
Treace Medical Concepts Inc (c)	1,736	10,069
UFP Technologies Inc (c)	302	95,643
Utah Medical Products Inc	139	9,300
Varex Imaging Corp (c)	1,781	21,230
Zimvie Inc (c)	1,243	19,726
Zynex Inc (b)(c)	701	5,720
		6,297,117
Health Care Providers & Services - 2.5%
23andMe Holding Co Class A (c)	12,680	4,405
Acadia Healthcare Co Inc (c)	3,976	252,118
Accolade Inc (c)	3,307	12,731
AdaptHealth Corp (c)	3,323	37,317
Addus HomeCare Corp (c)	750	99,773
agilon health Inc (b)(c)	13,391	52,627
Alignment Healthcare Inc (c)	4,284	50,637
Amedisys Inc (c)	1,401	135,211
AMN Healthcare Services Inc (c)	1,648	69,859
Astrana Health Inc (c)	1,795	104,002
Brookdale Senior Living Inc (c)	8,253	56,038
Castle Biosciences Inc (c)	1,169	33,340
Chemed Corp	649	390,030
Clover Health Investments Corp Class A (b)(c)	14,616	41,217
Community Health Systems Inc (c)	5,243	31,825
CorVel Corp (c)	393	128,468
Cross Country Healthcare Inc (c)	1,313	17,647
DaVita Inc (c)	2,213	362,777
DocGo Inc Class A (c)	3,963	13,157
Encompass Health Corp	4,308	416,325
Enhabit Inc (c)	2,142	16,922
Ensign Group Inc/The	2,417	347,613
Fulgent Genetics Inc (c)	835	18,145
Guardant Health Inc (c)	5,292	121,398
HealthEquity Inc (c)	3,732	305,464
Henry Schein Inc (c)	5,483	399,711
Hims & Hers Health Inc Class A (c)	6,342	116,820
LifeStance Health Group Inc (c)	4,043	28,301
Modivcare Inc (c)	502	7,168
National HealthCare Corp (b)	577	72,569
National Research Corp Class A	575	13,145
NeoGenomics Inc (c)	5,412	79,827
OPKO Health Inc (b)(c)	17,142	25,542
Option Care Health Inc (c)	7,459	233,467
Owens & Minor Inc (c)	3,203	50,255
Patterson Cos Inc	3,421	74,715
Pediatrix Medical Group Inc (c)	3,533	40,947
Pennant Group Inc/The (c)	1,269	45,303
PetIQ Inc Class A (c)	1,131	34,801
Premier Inc Class A	4,532	90,640
Privia Health Group Inc (c)	4,500	81,945
Progyny Inc (c)	3,513	58,878
R1 RCM Inc (c)	8,420	119,311
RadNet Inc (c)	2,850	197,762
Select Medical Holdings Corp	4,580	159,705
Surgery Partners Inc (c)	3,105	100,105
Talkspace Inc Class A (c)	5,423	11,333
Tenet Healthcare Corp (c)	4,181	694,882
Universal Health Services Inc Class B	2,554	584,892
US Physical Therapy Inc	631	53,402
		6,494,472
Health Care Technology - 0.3%
American Well Corp (b)(c)	510	4,835
Augmedix Inc (c)	1,655	3,889
Certara Inc (c)	4,716	55,224
Definitive Healthcare Corp Class A (c)	1,905	8,515
Doximity Inc Class A (c)	5,233	228,002
Evolent Health Inc Class A (c)	5,017	141,881
GoodRx Holdings Inc Class A (b)(c)	3,528	24,484
Health Catalyst Inc (c)	2,662	21,669
HealthStream Inc	1,035	29,849
Multiplan Corp Class A (c)	262	2,001
OptimizeRx Corp (c)	714	5,512
Phreesia Inc (c)	2,345	53,443
Schrodinger Inc/United States (c)	2,330	43,222
Simulations Plus Inc	706	22,606
Teladoc Health Inc (c)	7,292	66,941
TruBridge Inc (c)	619	7,403
		719,476
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (c)	4,541	102,536
Adaptive Biotechnologies Corp (b)(c)	4,563	23,363
Azenta Inc (c)	2,297	111,267
Bio-Rad Laboratories Inc Class A (c)	874	292,423
BioLife Solutions Inc (c)	1,566	39,213
Bruker Corp	4,172	288,118
Codexis Inc (c)	3,521	10,845
CryoPort Inc (c)	2,220	18,004
Cytek Biosciences Inc (c)	3,921	21,722
Fortrea Holdings Inc (c)	3,789	75,780
Inotiv Inc (b)(c)	816	1,387
Lifecore Biomedical Inc (b)(c)	1,378	6,794
Maravai LifeSciences Holdings Inc Class A (c)	4,611	38,317
MaxCyte Inc (United States) (c)	4,260	16,571
Medpace Holdings Inc (c)	1,009	336,804
Mesa Laboratories Inc	220	28,569
OmniAb Inc (b)(c)	3,829	16,197
Pacific Biosciences of California Inc (b)(c)	11,147	18,950
Quanterix Corp (c)	1,578	20,451
Repligen Corp (c)	2,227	331,422
Sotera Health Co (c)	5,327	88,961
Standard BioTools Inc (c)	12,715	24,540
		1,912,234
Pharmaceuticals - 1.3%
Amneal Intermediate Inc Class A (c)	4,807	39,994
Amphastar Pharmaceuticals Inc (c)	1,617	78,473
Amylyx Pharmaceuticals Inc (c)	1,553	5,032
ANI Pharmaceuticals Inc (c)	653	38,958
Arvinas Inc (c)	2,938	72,363
Assertio Holdings Inc (b)(c)	4,049	4,778
Atea Pharmaceuticals Inc (c)	2,986	10,003
Axsome Therapeutics Inc (b)(c)	1,675	150,532
Cassava Sciences Inc (b)(c)	1,971	58,007
Catalent Inc (c)	7,699	466,329
Collegium Pharmaceutical Inc (c)	1,382	53,400
Corcept Therapeutics Inc (c)	3,940	182,343
CorMedix Inc (b)(c)	2,520	20,362
Edgewise Therapeutics Inc (c)	2,963	79,082
Elanco Animal Health Inc (c)	21,173	311,032
Enliven Therapeutics Inc (b)(c)	1,081	27,609
Esperion Therapeutics Inc New (c)	6,792	11,207
Evolus Inc (c)	2,084	33,761
EyePoint Pharmaceuticals Inc (b)(c)	1,653	13,207
Fulcrum Therapeutics Inc (c)	1,986	7,090
Harmony Biosciences Holdings Inc (c)	1,359	54,360
Harrow Inc (c)	1,363	61,280
Innoviva Inc (b)(c)	2,336	45,108
Intra-Cellular Therapies Inc (c)	4,207	307,827
Jazz Pharmaceuticals PLC (c)	2,702	301,031
Ligand Pharmaceuticals Inc (c)	724	72,465
Liquidia Corp (c)	2,286	22,860
Longboard Pharmaceuticals Inc (c)	1,120	37,330
Marinus Pharmaceuticals Inc (c)	2,104	3,703
Mind Medicine MindMed Inc (c)	2,863	16,290
Nuvation Bio Inc Class A (c)	6,577	15,061
Ocular Therapeutix Inc (b)(c)	6,668	58,012
Omeros Corp (b)(c)	2,227	8,841
Organon & Co	11,037	211,138
Pacira BioSciences Inc (c)	1,948	29,317
Perrigo Co PLC	5,867	153,891
Phathom Pharmaceuticals Inc (b)(c)	1,531	27,680
Phibro Animal Health Corp Class A	926	20,854
Pliant Therapeutics Inc (c)	2,226	24,953
Prestige Consumer Healthcare Inc (c)	2,149	154,943
Revance Therapeutics Inc (c)	4,476	23,230
scPharmaceuticals Inc (b)(c)	919	4,191
SIGA Technologies Inc	1,600	10,800
Supernus Pharmaceuticals Inc (c)	2,353	73,367
Tarsus Pharmaceuticals Inc (b)(c)	1,285	42,264
Terns Pharmaceuticals Inc (c)	1,679	14,003
Theravance Biopharma Inc (c)	1,573	12,678
Ventyx Biosciences Inc (b)(c)	2,219	4,837
Verrica Pharmaceuticals Inc (c)	803	1,164
WaVe Life Sciences Ltd (c)	3,767	30,889
Xeris Biopharma Holdings Inc (c)	6,116	17,431
Xeris Biopharma Holdings Inc rights (c)(e)	1,262	0
Zevra Therapeutics Inc (c)	1,513	10,500
		3,535,860
TOTAL HEALTH CARE		32,286,920

Industrials - 19.6%
Aerospace & Defense - 1.3%
AAR Corp (c)	1,403	91,700
AeroVironment Inc (c)	1,197	239,999
AerSale Corp (c)	1,071	5,409
Archer Aviation Inc Class A (b)(c)	8,746	26,500
Astronics Corp (c)	1,271	24,759
BWX Technologies Inc	3,913	425,343
Cadre Holdings Inc	841	31,916
Curtiss-Wright Corp	1,639	538,723
Ducommun Inc (c)	596	39,235
Hexcel Corp	3,563	220,300
Huntington Ingalls Industries Inc	1,688	446,273
Kratos Defense & Security Solutions Inc (c)	6,465	150,635
Leonardo DRS Inc (c)	3,119	88,018
Mercury Systems Inc (c)	2,231	82,547
Moog Inc Class A	1,234	249,293
National Presto Industries Inc	234	17,583
Rocket Lab USA Inc Class A (b)(c)	11,429	111,204
Spirit AeroSystems Holdings Inc Class A (c)	5,001	162,583
Terran Orbital Corp Class A (b)(c)	5,494	1,379
Triumph Group Inc (c)	3,250	41,893
V2X Inc (c)	479	26,757
Virgin Galactic Holdings Inc Class A (b)(c)	722	4,403
Woodward Inc	2,609	447,470
		3,473,922
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc (c)	2,189	35,439
CH Robinson Worldwide Inc	5,011	553,064
Forward Air Corp Class A (b)	1,344	47,578
GXO Logistics Inc (c)	5,122	266,703
Hub Group Inc Class A	2,626	119,352
		1,022,136
Building Products - 2.5%
A O Smith Corp	5,173	464,691
AAON Inc	2,922	315,108
Advanced Drainage Systems Inc	2,920	458,907
Allegion plc	3,737	544,630
American Woodmark Corp (c)	677	63,266
Apogee Enterprises Inc	967	67,705
Armstrong World Industries Inc	1,872	246,037
AZEK Co Inc/The Class A (c)	6,245	292,266
AZZ Inc	1,287	106,319
CSW Industrials Inc	665	243,649
Fortune Brands Innovations Inc	5,355	479,433
Gibraltar Industries Inc (c)	1,304	91,189
Griffon Corp	1,593	111,510
Hayward Holdings Inc (c)	5,424	83,204
Insteel Industries Inc	841	26,147
Janus International Group Inc (c)	4,003	40,470
JELD-WEN Holding Inc (c)	3,748	59,256
Lennox International Inc	1,372	829,086
Masterbrand Inc (c)	5,404	100,190
Owens Corning	3,712	655,242
Quanex Building Products Corp	1,378	38,240
Resideo Technologies Inc (c)	6,205	124,969
Simpson Manufacturing Co Inc	1,807	345,625
Tecnoglass Inc	878	60,283
Trex Co Inc (c)	4,657	310,063
UFP Industries Inc	2,652	347,969
Zurn Elkay Water Solutions Corp (b)	6,079	218,479
		6,723,933
Commercial Services & Supplies - 1.6%
ABM Industries Inc	2,729	143,982
ACCO Brands Corp	3,821	20,901
ACV Auctions Inc Class A (c)	6,346	129,014
Aris Water Solutions Inc Class A	1,127	19,011
Brady Corp Class A	1,931	147,973
BrightView Holdings Inc (c)	2,399	37,760
Brink's Co/The	1,905	220,294
Casella Waste Systems Inc Class A (c)	2,446	243,353
CECO Environmental Corp (c)	1,277	36,011
Clean Harbors Inc (c)	2,148	519,193
CoreCivic Inc (c)	4,824	61,024
Deluxe Corp	1,862	36,290
Driven Brands Holdings Inc (c)	2,574	36,731
Ennis Inc	1,145	27,846
Enviri Corp (c)	3,377	34,918
GEO Group Inc/The (c)	5,709	73,361
Healthcare Services Group Inc (c)	3,134	35,007
HNI Corp	2,009	108,165
Interface Inc	2,566	48,677
Liquidity Services Inc (c)	997	22,732
Matthews International Corp Class A	1,290	29,928
MillerKnoll Inc	3,056	75,667
Montrose Environmental Group Inc (c)	1,309	34,427
MSA Safety Inc	1,587	281,439
OPENLANE Inc (c)	4,684	79,066
Pitney Bowes Inc	6,632	47,286
Rollins Inc	12,019	607,921
Steelcase Inc Class A	4,134	55,768
Stericycle Inc (c)	3,964	241,804
Tetra Tech Inc	11,452	540,076
UniFirst Corp/MA	641	127,335
Vestis Corp	5,626	83,827
Viad Corp (c)	935	33,501
VSE Corp	674	55,760
		4,296,048
Construction & Engineering - 2.0%
AECOM	5,824	601,444
Ameresco Inc Class A (c)	1,416	53,723
API Group Corp (c)	10,222	337,530
Arcosa Inc	2,084	197,480
Argan Inc	532	53,961
Bowman Consulting Group Ltd (c)	516	12,425
Comfort Systems USA Inc	1,525	595,284
Construction Partners Inc Class A (c)	1,872	130,666
Dycom Industries Inc (c)	1,245	245,390
EMCOR Group Inc	2,012	866,227
Fluor Corp (c)	7,333	349,857
Granite Construction Inc	1,901	150,711
Great Lakes Dredge & Dock Corp (c)	2,949	31,053
IES Holdings Inc (c)	359	71,664
Limbach Holdings Inc (c)	437	33,107
MasTec Inc (c)	2,600	320,060
Matrix Service Co (c)	965	11,126
MDU Resources Group Inc	8,718	238,960
MYR Group Inc (c)	714	72,992
Primoris Services Corp	2,282	132,539
Sterling Infrastructure Inc (c)	1,324	192,006
Tutor Perini Corp (c)	1,880	51,061
Valmont Industries Inc	865	250,807
WillScot Holdings Corp (c)	8,144	306,214
		5,306,287
Electrical Equipment - 1.3%
Acuity Brands Inc	1,305	359,384
Allient Inc	592	11,242
American Superconductor Corp (c)	1,583	37,359
Array Technologies Inc (c)	5,959	39,329
Atkore Inc	1,573	133,296
Blink Charging Co (b)(c)	3,544	6,096
Bloom Energy Corp Class A (b)(c)	9,117	96,276
ChargePoint Holdings Inc Class A (b)(c)	15,339	21,014
Energy Vault Holdings Inc Class A (b)(c)	2,663	2,555
EnerSys	1,737	177,261
Enovix Corp Class B (b)(c)	6,150	57,441
Eos Energy Enterprises Inc (b)(c)	8,477	25,177
Fluence Energy Inc Class A (b)(c)	2,501	56,798
FuelCell Energy Inc (b)(c)	17,045	6,477
Generac Holdings Inc (c)	2,594	412,135
GrafTech International Ltd (c)	8,343	11,013
LSI Industries Inc	1,152	18,605
Net Power Inc Class A (c)	1,021	7,157
NEXTracker Inc Class A (c)	5,270	197,520
NuScale Power Corp Class A (b)(c)	2,601	30,120
nVent Electric PLC	7,107	499,338
Plug Power Inc (b)(c)	29,079	65,719
Powell Industries Inc	396	87,908
Preformed Line Products Co	136	17,419
Regal Rexnord Corp	2,849	472,592
Sensata Technologies Holding PLC	6,457	231,548
Shoals Technologies Group Inc (c)	7,460	41,851
Stem Inc Class A (b)(c)	6,093	2,121
Sunrun Inc (b)(c)	9,505	171,660
Thermon Group Holdings Inc (c)	1,494	44,581
TPI Composites Inc (b)(c)	1,860	8,463
Vicor Corp (c)	954	40,163
		3,389,618
Ground Transportation - 1.2%
ArcBest Corp	999	108,342
Avis Budget Group Inc	782	68,495
Covenant Logistics Group Inc Class A	323	17,067
Ftai Infrastructure Inc	4,238	39,668
Heartland Express Inc	2,016	24,756
Hertz Global Holdings Inc (b)(c)	5,918	19,529
Knight-Swift Transportation Holdings Inc	6,923	373,496
Landstar System Inc	1,535	289,915
Lyft Inc Class A (c)	15,227	194,144
Marten Transport Ltd	2,552	45,170
RXO Inc (b)(c)	5,070	141,960
Ryder System Inc	1,878	273,812
Saia Inc (b)(c)	1,139	498,040
Schneider National Inc Class B	1,550	44,237
U-Haul Holding Co (b)(c)	422	32,697
U-Haul Holding Co Class N	4,215	303,480
Werner Enterprises Inc	2,702	104,270
XPO Inc (c)	4,982	535,616
		3,114,694
Machinery - 4.6%
3D Systems Corp (c)	5,295	15,038
AGCO Corp	2,653	259,623
Alamo Group Inc	445	80,158
Albany International Corp Class A	1,325	117,726
Allison Transmission Holdings Inc	3,739	359,206
Astec Industries Inc	971	31,014
Atmus Filtration Technologies Inc	3,546	133,081
Barnes Group Inc	2,166	87,528
Blue Bird Corp (c)	755	36,210
Chart Industries Inc (c)	1,801	223,576
CNH Industrial NV Class A	39,220	435,342
Columbus McKinnon Corp/NY	1,196	43,056
Crane Co	2,106	333,338
Desktop Metal Inc (b)(c)	1,079	5,039
Donaldson Co Inc	5,147	379,334
Douglas Dynamics Inc	989	27,277
Energy Recovery Inc (c)	2,477	43,075
Enerpac Tool Group Corp Class A	2,348	98,358
Enpro Inc	905	146,773
Esab Corp	2,433	258,652
ESCO Technologies Inc	1,111	143,297
Federal Signal Corp	2,621	244,959
Flowserve Corp	5,634	291,221
Franklin Electric Co Inc	1,705	178,718
Gates Industrial Corp PLC (c)	7,960	139,698
Gorman-Rupp Co/The	1,055	41,092
Graco Inc	7,232	632,872
Graham Corp (c)	402	11,895
Greenbrier Cos Inc/The (b)	1,349	68,651
Helios Technologies Inc	1,438	68,593
Hillenbrand Inc	2,996	83,289
Hillman Solutions Corp Class A (c)	8,383	88,524
Hyliion Holdings Corp Class A (b)(c)	5,156	12,787
Hyster-Yale Inc Class A	480	30,610
ITT Inc	3,524	526,873
John Bean Technologies Corp	1,349	132,890
Kadant Inc	504	170,352
Kennametal Inc (b)	3,347	86,788
Lincoln Electric Holdings Inc	2,437	467,953
Lindsay Corp	465	57,958
Manitowoc Co Inc/The (c)	1,412	13,583
Microvast Holdings Inc (c)	7,619	1,901
Middleby Corp/The (c)	2,301	320,138
Miller Industries Inc/TN	503	30,683
Mueller Industries Inc	4,864	360,422
Mueller Water Products Inc Class A1	6,702	145,433
Nikola Corp (b)(c)	1,616	7,401
Nordson Corp	2,324	610,352
Oshkosh Corp	2,805	281,089
Pentair PLC	7,104	694,701
Proto Labs Inc (c)	1,087	31,925
RBC Bearings Inc (c)	1,243	372,129
REV Group Inc	1,633	45,822
Shyft Group Inc/The	1,355	17,005
Snap-on Inc	2,253	652,717
SPX Technologies Inc (c)	1,980	315,731
Standex International Corp	507	92,669
Symbotic Inc Class A (b)(c)	1,487	36,268
Tennant CO	817	78,465
Terex Corp	2,900	153,439
Timken Co/The	2,774	233,820
Titan International Inc (c)	2,299	18,691
Toro Co/The	4,469	387,596
Trinity Industries Inc	3,473	120,999
Wabash National Corp	1,949	37,401
Watts Water Technologies Inc Class A	1,173	243,034
		11,895,838
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	1,812	35,334
Kirby Corp (c)	2,499	305,953
Matson Inc	1,466	209,081
Pangaea Logistics Solutions Ltd	1,410	10,194
		560,562
Passenger Airlines - 0.4%
Alaska Air Group Inc (c)	5,431	245,536
Allegiant Travel Co	606	33,366
American Airlines Group Inc (b)(c)	28,077	315,585
Blade Air Mobility Inc (c)	2,382	7,002
Frontier Group Holdings Inc (b)(c)	1,717	9,186
JetBlue Airways Corp (b)(c)	14,544	95,409
Joby Aviation Inc Class A (b)(c)	15,904	79,997
SkyWest Inc (c)	1,731	147,170
Spirit Airlines Inc (b)	4,327	10,385
Sun Country Airlines Holdings Inc (c)	1,699	19,046
		962,682
Professional Services - 2.4%
Alight Inc Class A (c)	17,009	125,867
Asure Software Inc (b)(c)	942	8,525
Barrett Business Services Inc	1,106	41,486
CACI International Inc (c)	953	480,846
Cbiz Inc (c)	2,151	144,741
Clarivate PLC (b)(c)	18,448	130,981
Concentrix Corp (b)	2,019	103,474
Conduent Inc (c)	6,848	27,597
CRA International Inc	303	53,122
CSG Systems International Inc	1,197	58,234
Dayforce Inc (b)(c)	6,765	414,356
Dun & Bradstreet Holdings Inc	9,959	114,628
ExlService Holdings Inc (c)	6,958	265,448
Exponent Inc	2,171	250,273
First Advantage Corp (b)	2,177	43,213
FiscalNote Holdings Inc Class A (c)	3,113	3,984
Forrester Research Inc (c)	446	8,032
Franklin Covey Co (c)	501	20,606
FTI Consulting Inc (c)	1,502	341,795
Genpact Ltd	7,091	278,038
Heidrick & Struggles International Inc	865	33,614
Huron Consulting Group Inc (c)	730	79,351
ICF International Inc	744	124,092
Innodata Inc (b)(c)	1,002	16,804
Insperity Inc	1,519	133,672
KBR Inc	5,747	374,302
Kelly Services Inc Class A	1,363	29,182
Kforce Inc	747	45,903
Korn Ferry	2,246	168,989
Legalzoom.com Inc (c)	5,012	31,826
ManpowerGroup Inc	2,055	151,084
Maximus Inc	2,600	242,216
NV5 Global Inc (c)	541	50,573
Parsons Corp (c)	1,776	184,136
Paycom Software Inc	2,059	342,968
Paycor HCM Inc (c)	2,705	38,384
Paylocity Holding Corp (c)	1,862	307,174
Planet Labs PBC Class A (b)(c)	8,921	19,894
Rcm Technologies Inc (b)(c)	194	3,933
Resources Connection Inc	1,326	12,862
Robert Half Inc	4,427	298,424
Science Applications International Corp	2,194	305,558
Spire Global Inc Class A (b)(c)	831	8,302
Sterling Check Corp (b)(c)	1,362	22,773
TriNet Group Inc	1,352	131,103
TrueBlue Inc (c)	1,165	9,192
TTEC Holdings Inc	708	4,156
Upwork Inc (c)	5,348	55,887
Verra Mobility Corp Class A (c)	7,143	198,647
		6,340,247
Trading Companies & Distributors - 1.7%
Air Lease Corp Class A	4,440	201,088
Alta Equipment Group Inc Class A	908	6,119
Applied Industrial Technologies Inc	1,653	368,834
Beacon Roofing Supply Inc (c)	2,727	235,695
BlueLinx Holdings Inc (c)	369	38,900
Boise Cascade Co	1,692	238,538
Core & Main Inc Class A (c)	7,323	325,141
Custom Truck One Source Inc Class A (b)(c)	2,322	8,011
Distribution Solutions Group Inc (c)	433	16,675
DNOW Inc (c)	4,643	60,034
DXP Enterprises Inc/TX (c)	583	31,109
FTAI Aviation Ltd	4,290	570,141
GATX Corp	1,523	201,721
Global Industrial Co	526	17,868
GMS Inc (c)	1,718	155,599
H&E Equipment Services Inc	1,371	66,740
Herc Holdings Inc	1,217	194,026
Hudson Technologies Inc (c)	1,602	13,361
Karat Packaging Inc	229	5,928
McGrath RentCorp	1,046	110,123
Mrc Global Inc (c)	3,739	47,635
MSC Industrial Direct Co Inc Class A	1,962	168,850
Rush Enterprises Inc Class A	2,672	141,162
SiteOne Landscape Supply Inc (c)	1,939	292,614
Titan Machinery Inc (c)	815	11,353
Transcat Inc (c)	402	48,550
Watsco Inc	1,370	673,876
Wesco International Inc	1,871	314,291
Xometry Inc Class A (b)(c)	1,791	32,901
		4,596,883
TOTAL INDUSTRIALS		51,682,850

Information Technology - 10.8%
Communications Equipment - 0.7%
ADTRAN Holdings Inc	2,896	17,173
Applied Optoelectronics Inc (b)(c)	1,650	23,612
Aviat Networks Inc (c)	507	10,966
Calix Inc (c)	2,482	96,277
Ciena Corp (c)	6,193	381,427
Clearfield Inc (b)(c)	552	21,506
CommScope Holding Co Inc (c)	9,038	55,222
Comtech Telecommunications Corp (c)	1,058	5,089
Digi International Inc (c)	1,556	42,837
Extreme Networks Inc (c)	5,556	83,507
Harmonic Inc (c)	5,046	73,520
Infinera Corp (b)(c)	8,925	60,244
Juniper Networks Inc	13,848	539,795
Lumentum Holdings Inc (c)	2,897	183,612
Netgear Inc (c)	1,270	25,476
NetScout Systems Inc (c)	2,996	65,163
Viasat Inc (b)(c)	3,143	37,527
Viavi Solutions Inc (c)	9,507	85,753
		1,808,706
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries Inc	1,614	169,857
Arlo Technologies Inc (c)	4,095	49,590
Arrow Electronics Inc (c)	2,279	302,720
Avnet Inc	3,872	210,288
Badger Meter Inc	1,258	274,760
Bel Fuse Inc Class B	433	33,995
Belden Inc	1,741	203,923
Benchmark Electronics Inc	1,557	69,006
Cognex Corp	7,353	297,797
Coherent Corp (c)	5,678	504,831
Crane NXT Co	2,064	115,790
CTS Corp	1,333	64,491
Daktronics Inc (c)	1,825	23,561
ePlus Inc (c)	1,138	111,911
Evolv Technologies Holdings Inc Class A (b)(c)	3,367	13,636
FARO Technologies Inc (c)	760	14,546
Insight Enterprises Inc (c)	1,185	255,237
IPG Photonics Corp (c)	1,224	90,968
Itron Inc (c)	1,964	209,775
Kimball Electronics Inc (c)	1,115	20,639
Knowles Corp (c)	3,833	69,109
Lightwave Logic Inc (b)(c)	5,547	15,310
Littelfuse Inc	1,063	281,961
Luna Innovations Inc (b)(c)	1,363	3,203
Methode Electronics Inc	1,421	16,995
MicroVision Inc (b)(c)	10,020	11,423
Mirion Technologies Inc Class A (c)	7,781	86,136
Napco Security Technologies Inc	1,276	51,627
nLight Inc (c)	2,113	22,588
Novanta Inc (c)	1,539	275,358
OSI Systems Inc (c)	668	101,422
Ouster Inc Class A (c)	1,504	9,475
PAR Technology Corp (b)(c)	1,459	75,985
PC Connection Inc	498	37,564
Plexus Corp (c)	1,180	161,318
Richardson Electronics Ltd/United States	500	6,170
Rogers Corp (c)	716	80,915
Sanmina Corp (c)	2,392	163,732
ScanSource Inc (c)	1,083	52,016
SmartRent Inc Class A (c)	7,295	12,620
TD SYNNEX Corp	3,324	399,146
TTM Technologies Inc (c)	4,355	79,479
Vishay Intertechnology Inc	5,332	100,828
Vishay Precision Group Inc (c)	503	13,028
Vontier Corp	6,608	222,954
Vuzix Corp (b)(c)	1,976	2,312
		5,389,995
IT Services - 0.6%
Amdocs Ltd	5,009	438,187
Applied Digital Corp (b)(c)	3,461	28,553
ASGN Inc (c)	1,972	183,850
BigCommerce Holdings Inc (c)	2,751	16,093
Couchbase Inc (c)	1,299	20,940
DigitalOcean Holdings Inc (b)(c)	2,304	93,059
DXC Technology Co (c)	7,691	159,588
Fastly Inc Class A (c)	5,236	39,637
Grid Dynamics Holdings Inc (c)	2,381	33,334
Hackett Group Inc/The	1,118	29,370
Kyndryl Holdings Inc (c)	9,861	226,606
Perficient Inc (c)	1,520	114,730
Rackspace Technology Inc (b)(c)	2,857	7,000
Squarespace Inc Class A (c)	2,240	104,003
Thoughtworks Holding Inc (c)	3,908	17,273
Unisys Corp (c)	2,908	16,517
		1,528,740
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research Inc Class A (c)	2,038	41,371
Aehr Test Systems (b)(c)	1,220	15,677
Alpha & Omega Semiconductor Ltd (c)	974	36,155
Ambarella Inc (c)	1,642	92,617
Amkor Technology Inc	4,458	136,415
Atomera Inc (c)	1,033	2,717
Axcelis Technologies Inc (c)	1,403	147,105
AXT Inc (c)	1,600	3,872
CEVA Inc (c)	1,046	25,261
Cirrus Logic Inc (c)	2,307	286,552
Cohu Inc (c)	2,034	52,274
Credo Technology Group Holding Ltd (c)	5,537	170,540
Diodes Inc (c)	1,956	125,360
FormFactor Inc (c)	3,322	152,812
Ichor Holdings Ltd (c)	1,393	44,311
Impinj Inc (c)	995	215,437
inTEST Corp (b)(c)	451	3,292
Kopin Corp (c)	4,118	3,006
Lattice Semiconductor Corp (c)	5,888	312,476
MACOM Technology Solutions Holdings Inc (c)	2,341	260,460
MaxLinear Inc Class A (c)	3,231	46,785
MKS Instruments Inc	2,701	293,626
Navitas Semiconductor Corp Class A (b)(c)	6,085	14,908
NVE Corp	214	17,092
Onto Innovation Inc (c)	2,110	437,952
PDF Solutions Inc (c)	1,318	41,754
Photronics Inc (c)	2,703	66,926
Pixelworks Inc (c)	2,090	1,484
Power Integrations Inc	2,447	156,902
Rambus Inc (c)	4,629	195,436
Rigetti Computing Inc Class A (b)(c)	4,239	3,320
Semtech Corp (c)	2,778	126,843
Silicon Laboratories Inc (c)	1,373	158,678
SiTime Corp (c)	760	130,348
SkyWater Technology Inc (c)	703	6,383
SMART Global Holdings Inc (c)	2,211	46,320
SolarEdge Technologies Inc (b)(c)	2,510	57,504
Synaptics Inc (c)	1,672	129,714
Ultra Clean Holdings Inc (c)	1,941	77,504
Universal Display Corp	1,867	391,883
Veeco Instruments Inc (c)	2,412	79,910
Wolfspeed Inc (b)(c)	5,413	52,506
		4,661,488
Software - 5.4%
8x8 Inc (c)	5,084	10,371
A10 Networks Inc	2,940	42,454
ACI Worldwide Inc (c)	4,511	229,610
Adeia Inc	4,563	54,345
Agilysys Inc (c)	860	93,714
Alarm.com Holdings Inc (c)	2,134	116,666
Alkami Technology Inc (c)	1,782	56,204
Altair Engineering Inc Class A (c)	2,442	233,235
American Software Inc/GA Class A	1,452	16,248
Amplitude Inc Class A (c)	3,310	29,691
Appfolio Inc Class A (c)	900	211,860
Appian Corp Class A (b)(c)	1,795	61,281
Asana Inc Class A (c)	3,591	41,620
Aspen Technology Inc (c)	1,194	285,151
Aurora Innovation Inc Class A (b)(c)	35,035	207,407
AvePoint Inc Class A (c)	4,055	47,727
BCPE Pequod Buyer Inc (c)	2,150	134,633
Bentley Systems Inc Class B	10,009	508,557
BILL Holdings Inc (c)	4,140	218,426
Blackbaud Inc (c)	1,735	146,920
BlackLine Inc (c)	2,199	121,253
Blend Labs Inc Class A (c)	7,393	27,724
Box Inc Class A (c)	6,174	202,075
Braze Inc Class A (c)	2,405	77,778
C3.ai Inc Class A (b)(c)	4,170	101,039
Ccc Intelligent Solutions Holdings Inc Class A (c)	14,251	157,474
Cerence Inc (b)(c)	1,632	5,141
Cipher Mining Inc (b)(c)	4,504	17,430
Cleanspark Inc (b)(c)	9,719	90,775
Clear Secure Inc Class A	3,779	125,236
Clearwater Analytics Holdings Inc Class A (c)	6,784	171,296
CommVault Systems Inc (c)	1,860	286,161
Confluent Inc Class A (c)	10,487	213,725
Consensus Cloud Solutions Inc (c)	786	18,510
CS Disco Inc (c)	1,053	6,192
Daily Journal Corp (c)	43	21,074
Digimarc Corp (b)(c)	669	17,983
Digital Turbine Inc (c)	3,751	11,516
Dolby Laboratories Inc Class A	2,563	196,146
Domo Inc Class B (c)	1,375	10,326
DoubleVerify Holdings Inc (c)	5,977	100,653
Dropbox Inc Class A (c)	10,341	262,972
Dynatrace Inc (c)	10,299	550,688
E2open Parent Holdings Inc Class A (c)	7,342	32,378
Elastic NV (c)	3,543	271,961
Enfusion Inc Class A (c)	1,528	14,501
Five9 Inc (c)	3,145	90,356
Freshworks Inc Class A (c)	7,729	88,729
Gitlab Inc Class A (c)	4,645	239,403
Guidewire Software Inc (c)	3,566	652,365
HashiCorp Inc Class A (c)	6,185	209,424
Informatica Inc Class A (c)	1,701	43,001
Intapp Inc (c)	1,719	82,220
InterDigital Inc (b)	1,084	153,527
Jamf Holding Corp (c)	2,473	42,907
Klaviyo Inc Class A (b)	2,469	87,353
LiveRamp Holdings Inc (c)	2,822	69,929
Manhattan Associates Inc (c)	2,637	742,000
MARA Holdings Inc (b)(c)	11,701	189,790
Matterport Inc Class A (c)	10,307	46,382
Meridianlink Inc (c)	874	17,978
Mitek Systems Inc (b)(c)	2,036	17,652
N-able Inc/US (c)	3,005	39,245
nCino Inc (c)	2,636	83,271
NCR Voyix Corp (c)	5,887	79,887
NextNav Inc Class A (b)(c)	2,427	18,178
Nutanix Inc Class A (c)	10,461	619,814
Olo Inc Class A (c)	4,593	22,781
ON24 Inc (c)	1,613	9,872
OneSpan Inc (c)	1,379	22,988
PagerDuty Inc (b)(c)	4,093	75,925
Pegasystems Inc	1,872	136,824
Porch Group Inc (b)(c)	3,450	5,296
PowerSchool Holdings Inc Class A (b)(c)	2,534	57,801
Procore Technologies Inc (c)	3,890	240,091
Progress Software Corp	1,844	124,230
PROS Holdings Inc (c)	1,838	34,040
Q2 Holdings Inc (c)	2,574	205,328
Qualys Inc (c)	1,586	203,738
Rapid7 Inc (c)	2,646	105,549
Rekor Systems Inc (c)	3,073	3,626
RingCentral Inc Class A (c)	3,496	110,578
Riot Platforms Inc (b)(c)	11,613	86,168
Samsara Inc Class A (c)	8,186	393,910
SEMrush Holdings Inc Class A (c)	1,241	19,496
SentinelOne Inc Class A (c)	12,225	292,422
Smartsheet Inc Class A (c)	5,893	326,236
SolarWinds Corp	2,219	28,958
SoundHound AI Inc Class A (b)(c)	12,461	58,068
Sprinklr Inc Class A (b)(c)	5,003	38,673
Sprout Social Inc Class A (b)(c)	2,157	62,704
SPS Commerce Inc (c)	1,589	308,536
Telos Corp (c)	2,219	7,966
Tenable Holdings Inc (c)	5,103	206,774
Teradata Corp (c)	4,107	124,606
Terawulf Inc (b)(c)	9,375	43,875
UiPath Inc Class A (c)	17,512	224,154
Unity Software Inc (b)(c)	10,549	238,618
Varonis Systems Inc (c)	4,775	269,788
Verint Systems Inc (c)	2,646	67,023
Veritone Inc (b)(c)	1,762	6,326
Vertex Inc Class A (c)	2,086	80,332
Weave Communications Inc (c)	1,407	18,010
Workiva Inc Class A (c)	2,078	164,411
Xperi Inc (c)	1,832	16,928
Yext Inc (c)	4,544	31,444
Zeta Global Holdings Corp Class A (c)	6,663	198,757
Zuora Inc Class A (c)	5,842	50,358
		14,194,746
Technology Hardware, Storage & Peripherals - 0.3%
Corsair Gaming Inc (c)	1,745	12,145
Diebold Nixdorf Inc (c)	1,623	72,483
Eastman Kodak Co (b)(c)	2,749	12,975
Immersion Corp	1,200	10,704
IonQ Inc (b)(c)	7,483	65,401
Pure Storage Inc Class A (c)	13,090	657,642
Turtle Beach Corp (c)	726	11,137
Xerox Holdings Corp (b)	4,784	49,658
		892,145
TOTAL INFORMATION TECHNOLOGY		28,475,820

Materials - 4.9%
Chemicals - 1.9%
AdvanSix Inc	1,158	35,180
Alto Ingredients Inc (c)	2,398	3,861
American Vanguard Corp	1,057	5,602
Ashland Inc	2,151	187,072
Aspen Aerogels Inc (c)	2,415	66,871
Avient Corp	3,916	197,053
Axalta Coating Systems Ltd (c)	9,430	341,272
Balchem Corp	1,391	244,816
Cabot Corp	2,368	264,671
Chemours Co/The	6,306	128,138
Core Molding Technologies Inc (c)	315	5,421
Danimer Scientific Inc (b)(c)	3,012	1,368
Danimer Scientific Inc warrants 7/15/2025 (c)	1,003	80
Ecovyst Inc (c)	4,283	29,339
Element Solutions Inc	9,541	259,134
FMC Corp	5,346	352,515
Ginkgo Bioworks Holdings Inc Class A (b)(c)	1,431	11,663
Hawkins Inc	809	103,123
HB Fuller Co	2,343	185,987
Huntsman Corp	6,899	166,956
Ingevity Corp (c)	1,452	56,628
Innospec Inc	1,066	120,554
Intrepid Potash Inc (c)	377	9,048
Koppers Holdings Inc	924	33,754
Kronos Worldwide Inc	1,025	12,761
LSB Industries Inc (c)	2,042	16,418
Mativ Holdings Inc	2,311	39,264
Minerals Technologies Inc	1,387	107,118
NewMarket Corp	297	163,911
Olin Corp	5,117	245,514
Origin Materials Inc Class A (b)(c)	5,811	8,949
Perimeter Solutions SA (c)	5,909	79,476
PureCycle Technologies Inc (b)(c)	5,769	54,806
Quaker Chemical Corp	588	99,072
Rayonier Advanced Materials Inc (c)	2,881	24,661
RPM International Inc	5,510	666,710
Scotts Miracle-Gro Co/The	1,806	156,580
Sensient Technologies Corp	1,824	146,321
Stepan Co	924	71,379
Trinseo PLC	1,756	8,973
Tronox Holdings PLC	5,031	73,604
Westlake Corp	1,378	207,100
		4,992,723
Construction Materials - 0.3%
Eagle Materials Inc	1,475	424,284
Knife River Corp (c)	2,425	216,771
Summit Materials Inc Class A (c)	5,196	202,800
United States Lime & Minerals Inc	446	43,556
		887,411
Containers & Packaging - 1.2%
AptarGroup Inc	2,833	453,818
Ardagh Metal Packaging SA	5,814	21,919
Berry Global Group Inc	4,896	332,830
Crown Holdings Inc	5,104	489,372
Graphic Packaging Holding CO	13,157	389,316
Greif Inc Class A	1,121	70,242
Myers Industries Inc	1,620	22,388
O-I Glass Inc (c)	6,633	87,025
Pactiv Evergreen Inc	1,613	18,566
Ranpak Holdings Corp Class A (c)	1,777	11,603
Sealed Air Corp	6,234	226,294
Silgan Holdings Inc	3,481	182,753
Smurfit WestRock PLC	11,050	546,091
Sonoco Products Co	4,208	229,883
TriMas Corp	1,736	44,320
		3,126,420
Metals & Mining - 1.3%
Alcoa Corp	7,689	296,642
Alpha Metallurgical Resources Inc	491	115,964
American Battery Technology Co (b)(c)	2,017	2,158
Arch Resources Inc Class A	777	107,350
ATI Inc (c)	5,327	356,430
Carpenter Technology Corp	2,124	338,948
Century Aluminum Co (c)	2,258	36,647
Cleveland-Cliffs Inc (b)(c)	20,377	260,214
Coeur Mining Inc (c)	17,095	117,614
Commercial Metals Co	4,958	272,492
Compass Minerals International Inc	1,562	18,775
Gatos Silver Inc (c)	2,093	31,562
Haynes International Inc	545	32,449
Hecla Mining Co	24,636	164,322
Kaiser Aluminum Corp	697	50,546
Materion Corp	883	98,772
Metallus Inc (c)	1,750	25,953
MP Materials Corp (b)(c)	5,743	101,364
Olympic Steel Inc	388	15,132
Piedmont Lithium Inc (b)(c)	672	6,001
Radius Recycling Inc Class A	1,181	21,896
Ramaco Resources Inc Class A	1,657	19,387
Royal Gold Inc	2,812	394,525
Ryerson Holding Corp	1,259	25,067
SunCoke Energy Inc	3,602	31,265
United States Steel Corp	9,580	338,461
Universal Stainless & Alloy Products Inc (c)	338	13,057
Warrior Met Coal Inc	2,260	144,414
Worthington Steel Inc	1,307	44,451
		3,481,858
Paper & Forest Products - 0.2%
Clearwater Paper Corp (c)	712	20,320
Glatfelter Corp (c)	1,518	2,732
Louisiana-Pacific Corp	2,731	293,473
Sylvamo Corp	1,494	128,260
		444,785
TOTAL MATERIALS		12,933,197

Real Estate - 6.9%
Diversified REITs - 0.2%
Alexander & Baldwin Inc	3,269	62,765
American Assets Trust Inc	2,096	56,005
Armada Hoffler Properties Inc Class A	2,972	32,187
Broadstone Net Lease Inc Class A	8,231	155,977
CTO Realty Growth Inc	913	17,364
Empire State Realty Trust Inc Class A	5,791	64,164
Essential Properties Realty Trust Inc	7,557	258,072
Gladstone Commercial Corp	1,853	30,093
Global Net Lease Inc	8,699	73,246
One Liberty Properties Inc	727	20,022
		769,895
Health Care REITs - 0.6%
CareTrust REIT Inc	6,131	189,203
Community Healthcare Trust Inc	1,027	18,640
Diversified Healthcare Trust	9,323	39,063
Global Medical REIT Inc	2,888	28,620
Healthcare Realty Trust Inc	16,263	295,173
LTC Properties Inc	1,892	69,417
Medical Properties Trust Inc (b)	25,836	151,141
National Health Investors Inc	1,886	158,537
Omega Healthcare Investors Inc	10,607	431,706
Sabra Health Care REIT Inc	9,981	185,746
Universal Health Realty Income Trust	561	25,666
		1,592,912
Hotel & Resort REITs - 0.4%
Apple Hospitality REIT Inc	9,712	144,223
Chatham Lodging Trust	2,348	20,005
DiamondRock Hospitality Co	9,166	80,019
Park Hotels & Resorts Inc	8,997	126,858
Pebblebrook Hotel Trust	5,247	69,418
RLJ Lodging Trust	6,690	61,414
Ryman Hospitality Properties Inc	2,577	276,357
Service Properties Trust	7,006	31,947
Summit Hotel Properties Inc	4,857	33,319
Sunstone Hotel Investors Inc	8,852	91,353
Xenia Hotels & Resorts Inc	4,341	64,117
		999,030
Industrial REITs - 0.9%
Americold Realty Trust Inc	11,479	324,511
EastGroup Properties Inc	2,069	386,531
First Industrial Realty Trust Inc	5,691	318,582
Industrial Logistics Properties Trust	2,344	11,157
LXP Industrial Trust	12,611	126,741
Plymouth Industrial REIT Inc	1,702	38,465
Rexford Industrial Realty Inc (b)	9,349	470,349
STAG Industrial Inc Class A	7,869	307,599
Terreno Realty Corp	4,170	278,681
		2,262,616
Office REITs - 0.8%
Brandywine Realty Trust	7,536	40,996
BXP Inc	6,199	498,772
City Office Reit Inc	1,636	9,554
COPT Defense Properties	4,897	148,526
Cousins Properties Inc	6,573	193,772
Douglas Emmett Inc (b)	7,140	125,450
Easterly Government Properties Inc	4,606	62,549
Equity Commonwealth (c)	4,671	92,953
Highwoods Properties Inc	4,597	154,045
Hudson Pacific Properties Inc	5,414	25,879
JBG SMITH Properties	3,637	63,575
Kilroy Realty Corp	4,615	178,601
NET Lease Office Properties (b)	671	20,546
Office Properties Income Trust	1,890	4,120
Orion Office REIT Inc	2,270	9,080
Paramount Group Inc	7,080	34,834
Peakstone Realty Trust	1,634	22,271
Piedmont Office Realty Trust Inc Class A1	5,500	55,550
Postal Realty Trust Inc Class A	1,283	18,783
SL Green Realty Corp	2,787	194,003
Vornado Realty Trust	6,862	270,363
		2,224,222
Real Estate Management & Development - 0.8%
Anywhere Real Estate Inc (c)	4,859	24,684
Compass Inc Class A (c)	14,320	87,495
Cushman & Wakefield PLC (c)	8,464	115,364
DigitalBridge Group Inc Class A	6,513	92,029
Douglas Elliman Inc (c)	3,464	6,339
eXp World Holdings Inc (b)	3,385	47,695
Forestar Group Inc (c)	805	26,058
Howard Hughes Holdings Inc (c)	1,373	106,311
Jones Lang LaSalle Inc (c)	2,038	549,873
Kennedy-Wilson Holdings Inc	4,898	54,123
Marcus & Millichap Inc	1,012	40,106
Newmark Group Inc Class A	5,164	80,197
Opendoor Technologies Inc Class A (c)	25,258	50,516
RE/MAX Holdings Inc Class A (c)	754	9,387
Redfin Corp (b)(c)	5,075	63,590
RMR Group Inc/The Class A	685	17,385
Seaport Entertainment Group Inc	143	3,921
Seaport Entertainment Group Inc rights 10/10/2024 (c)	143	421
Seritage Growth Properties Class A (c)	1,420	6,603
St Joe Co/The	1,526	88,981
Zillow Group Inc Class A (c)	2,511	155,506
Zillow Group Inc Class C (c)	6,655	424,922
		2,051,506
Residential REITs - 0.8%
American Homes 4 Rent Class A	13,811	530,204
Apartment Investment and Management Co Class A (c)	5,625	50,850
Camden Property Trust	4,566	564,038
Centerspace	641	45,171
Elme Communities	3,816	67,123
Equity LifeStyle Properties Inc	8,002	570,863
Independence Realty Trust Inc (b)	9,688	198,604
NexPoint Residential Trust Inc	982	43,218
UMH Properties Inc	2,931	57,653
Veris Residential Inc	3,556	63,510
		2,191,234
Retail REITs - 1.6%
Acadia Realty Trust	4,535	106,482
Agree Realty Corp	4,320	325,426
Alexander's Inc	96	23,266
Brixmor Property Group Inc	12,972	361,400
CBL & Associates Properties Inc	1,059	26,686
Federal Realty Investment Trust	3,211	369,169
Getty Realty Corp	2,138	68,010
InvenTrust Properties Corp	2,972	84,316
Kimco Realty Corp	28,654	665,346
Kite Realty Group Trust	9,493	252,134
Macerich Co/The	9,307	169,760
NETSTREIT Corp (b)	3,282	54,251
NNN REIT Inc	7,896	382,877
Phillips Edison & Co Inc	5,311	200,278
Regency Centers Corp	7,068	510,522
Retail Opportunity Investments Corp	5,455	85,807
Saul Centers Inc	602	25,259
SITE Centers Corp	1,961	118,641
Tanger Inc	4,734	157,074
Urban Edge Properties	5,243	112,148
Whitestone REIT	2,132	28,846
		4,127,698
Specialized REITs - 0.8%
CubeSmart	9,668	520,429
EPR Properties	3,309	162,273
Farmland Partners Inc	1,844	19,270
Four Corners Property Trust Inc	4,080	119,585
Gladstone Land Corp	1,617	22,476
Lamar Advertising Co Class A	3,766	503,138
National Storage Affiliates Trust	3,017	145,419
Outfront Media Inc	6,321	116,180
PotlatchDeltic Corp	3,402	153,260
Rayonier Inc	5,933	190,924
Safehold Inc	1,996	52,355
Uniti Group Inc	10,317	58,188
		2,063,497
TOTAL REAL ESTATE		18,282,610

Utilities - 2.5%
Electric Utilities - 1.2%
ALLETE Inc	2,467	158,357
Avangrid Inc	2,975	106,475
Genie Energy Ltd Class B	876	14,234
Hawaiian Electric Industries Inc	4,765	46,124
IDACORP Inc	2,175	224,221
MGE Energy Inc (b)	1,537	140,559
NRG Energy Inc	8,926	813,159
OGE Energy Corp	8,580	351,952
Otter Tail Corp	1,781	139,203
Pinnacle West Capital Corp	4,853	429,927
Portland General Electric Co	4,413	211,383
TXNM Energy Inc	3,819	167,158
		2,802,752
Gas Utilities - 0.5%
Chesapeake Utilities Corp	951	118,086
National Fuel Gas Co	3,935	238,500
New Jersey Resources Corp	4,226	199,467
Northwest Natural Holding Co	1,624	66,291
ONE Gas Inc (b)	2,425	180,469
Southwest Gas Holdings Inc	2,581	190,375
Spire Inc	2,478	166,745
UGI Corp	8,968	224,379
		1,384,312
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power Inc Class A (b)(c)	3,022	9,609
Clearway Energy Inc Class A	1,851	52,698
Clearway Energy Inc Class C	3,231	99,127
Montauk Renewables Inc (c)	2,612	13,609
Ormat Technologies Inc	2,287	175,962
Sunnova Energy International Inc (b)(c)	4,599	44,794
		395,799
Multi-Utilities - 0.4%
Avista Corp	3,317	128,534
Black Hills Corp	2,971	181,588
NiSource Inc	19,118	662,439
NorthWestern Corp	2,596	148,543
Unitil Corp	700	42,405
		1,163,509
Water Utilities - 0.3%
American States Water Co	1,585	132,015
Artesian Resources Corp Class A	394	14,649
California Water Service Group	2,453	133,002
Consolidated Water Co Ltd	615	15,504
Essential Utilities Inc	10,797	416,440
Middlesex Water Co	746	48,669
SJW Group	1,258	73,102
York Water Co/The	717	26,859
		860,240
TOTAL UTILITIES		6,606,612

TOTAL UNITED STATES		254,401,691
TOTAL COMMON STOCKS (Cost $191,484,853)		258,918,920

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (i) (Cost $289,925)	5.08	292,000	290,085

Money Market Funds - 8.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.89	5,145,872	5,146,901
Fidelity Securities Lending Cash Central Fund (j)(k)	4.89	16,473,141	16,474,789
TOTAL MONEY MARKET FUNDS (Cost $21,621,689)			21,621,690

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $213,396,467)	280,830,695
NET OTHER ASSETS (LIABILITIES) - (6.1)% (g)	(16,048,191)
NET ASSETS - 100.0%	264,782,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	24	Dec 2024	2,699,040	64,530	64,530
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2024	3,463,460	97,575	97,575

TOTAL FUTURES CONTRACTS					162,105
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $1,320 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $38,946 or 0.0% of net assets.

(g)	Includes $67,373 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $290,085.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	5,254,308	59,419,371	59,526,701	185,446	(77)	-	5,146,901	0.0%
Fidelity Securities Lending Cash Central Fund	17,231,416	44,543,058	45,299,686	149,729	-	1	16,474,789	0.1%
Total	22,485,724	103,962,429	104,826,387	335,175	(77)	1	21,621,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.